UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21108

Pioneer Series Trust X

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: March 31, 2024

Date of reporting period: April 1, 2023 through March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Fundamental Growth Fund
Annual Report  |  March 31, 2024

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Fundamental Growth Fund | Annual Report | 3/31/241

Portfolio Management Discussion  |  3/31/24
In the following interview, Yves Raymond, David Chamberlain, and Andrew Acheson discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the 12-month period. Mr. Raymond, a senior vice president and a portfolio manager at Amundi Asset Management US (Amundi US); Mr. Chamberlain, a senior vice president and a portfolio manager at Amundi US; Matthew Gormley, an associate portfolio manager at Amundi US; and Mr. Acheson, Managing Director, Director of Growth, US, are responsible for the day-to-day management of the Fund.
Q	How did the Fund perform during the 12-month period ended March 31, 2024?
A	Pioneer Fundamental Growth Fund’s Class A shares returned 36.29% at net asset value during the 12-month period ended March 31, 2024, while the Fund’s benchmark, the Russell 1000 Growth Index (the Russell Index) returned 39.00%. During the same 12-month period, the average return for the 1,203 mutual funds in Morningstar’s Large Growth Funds category was 36.57%.
Q	Which investment strategies or individual portfolio holdings detracted from the Fund’s benchmark-relative performance results during the 12-month period ended March 31, 2024?
A	The portfolio’s underweight to the Magnificent 7 for risk control reasons was a significant headwind to performance, as was the underweight in high price-to-earnings (P/E) stocks due to our valuation discipline. In addition, at the sector level, the portfolio’s underweight to information technology (driven by the underweight to the megacaps) significantly detracted from performance as did the overweight for stock-specific reasons to energy, financials, and health care.
The biggest individual detractor was our underweight in information technology company NVIDIA, a giant in data centers and gaming. The stock plummeted in 2022 but subsequently rallied on better than expected earnings driven by spending on artificial intelligence. In late 2022 we had initiated a position in this leading graphic processing unit manufacturer at what we considered an attractive valuation, but the stock quickly rallied before we could establish a full position. We remain underweight to NVIDIA based on valuation, and concerns that NVIDIA will not be able to maintain pricing and record high profit margins as competition intensifies.
2Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Another larger individual detractor was our underweight in Meta Platforms as the company’s shares have continuously risen over the period as a result of better-than-expected financial results. The portfolio does not hold Meta Platforms due to governance concerns. In recent years, the company has exhibited varying levels of capital discipline under CEO Mark Zuckerberg (who has voting control). The variability in capital allocation discipline makes it difficult for the portfolio to hold Meta Platforms given our focus on investing in companies that maintain a consistent focus on profitable growth over time.
Q	Which of your investment strategies or individual portfolio holdings contributed positively to performance over the period?
A	The largest individual contributor was our underweight in Apple, after an up-and-down year resulting in a return well below the index. Over the period the stock had a couple of larger drawdown periods after China restricted government-sponsored enterprise use of non-China smartphones, iPhone shipment declines, especially in China and policy issues in the EU and US with the App Store. While Chinese citizens are still free to purchase iPhones, geopolitical tensions between the US and China make the future prospects for Apple in China less certain. Apple produces iPhones in China and derives almost 20% of its revenue from the country.
Another larger individual contributor for the year came from Eli Lilly as the stock has hit record highs after successfully launching a diabetes and weight loss drug, Mounjaro. Competitor Novo-Nordisk released strong clinical data for its drug Wegovy, which validated the class of drugs and provided a lift to Eli Lilly’s stock price.
Q	Did the Fund have any exposure to derivatives during the 12- month period ended March 31, 2024?
A	No, the Fund had no exposure to derivatives during the period.
Q	What is your outlook, and how is the Fund positioned heading into its new fiscal year?
A	The soft-landing scenario has now been broadly accepted by investors, and appears reflected in what would generally be
Pioneer Fundamental Growth Fund | Annual Report | 3/31/243

regarded as very elevated equity market multiples. It would be unusual for the economy to fall into recession during an election year, as politicians throw caution to the wind to elevate their chances of re-election. However, there have been 3 occasions in the past 60 years or so when recessions started in those years. Considerable risks remain into 2025 no matter how the elections unfold later this year.
Economic data has remained remarkably strong in Q1, and has pretty consistently beaten expectations. The job market remains tight, though some leading indicators are beginning to flag some risks to future prospects. The recent strength of the economy has meant that inflation remains somewhat elevated compared to what had generally been expected. The earlier expectation of six Fed rate cuts this year has now been reduced to three. Strong economic data could easily lead to fewer reductions. Fears of a second wave of inflation could lead the Fed to become more hawkish, and 10-year rates to rise, impacting equity markets negatively. While the Fed may take the unusual step of cutting rates while the economy is growing at a healthy rate, it is unlikely.
Overall, we remain cautious, as elevated valuations reflect an optimistic outcome concerning the economy, interest rates, inflation, the federal debt, and the elections. We are highly selective in the stocks that we add to the Portfolio, seeking to avoid speculative and unprofitable companies that could easily fall out of favor again, as they did in 2022. At the sector level, the Portfolio is overweight non-bank financials and health care for stock-specific reasons, and underweight information technology. The underweight in technology is primarily due to limited exposure to Apple for position size limit and valuation reasons.
4Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Please refer to the Schedule of Investments on pages 15  - 19  for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
The Fund may invest in fewer than 40 securities and, as a result, its performance may be more volatile than the performance of other funds holding more securities.
Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.
For more information on this or any Pioneer fund, please visit amundi.com/usinvestors or call 1-800-622-9876. This material must be preceded or accompanied by the Fund's current prospectus or summary prospectus.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/245

Portfolio Summary  |  3/31/24
Sector Distribution

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	Amazon.com, Inc.	7.99%
2.	Microsoft Corp.	7.51
3.	Alphabet, Inc., Class C	6.55
4.	Mastercard, Inc., Class A	4.70
5.	Eli Lilly & Co.	4.31
6.	Apple, Inc.	3.44
7.	Progressive Corp.	3.35
8.	Amphenol Corp., Class A	3.12
9.	Visa, Inc., Class A	2.78
10.	Thermo Fisher Scientific, Inc.	2.72
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
6Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Prices and Distributions  |  3/31/24
Net Asset Value per Share
Class	3/31/24	3/31/23
A	$34.54	$26.24
C	$28.38	$21.88
K	$34.92	$26.46
R	$32.90	$25.13
Y	$35.31	$26.76

Distributions per Share: 4/1/23 - 3/31/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$ —	$0.0957	$0.9622
C	$ —	$0.0957	$0.9622
K	$0.0406	$0.0957	$0.9622
R	$ —	$0.0957	$0.9622
Y	$0.0168	$0.0957	$0.9622
Index Definitions
The Russell 1000 Growth Index is an unmanaged index that measures the performance of large-cap U.S. growth stocks. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages  8 - 12.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/247

Performance Update | 3/31/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Fundamental Growth Fund at public offering price during the periods shown, compared to that of the Russell 1000 Growth Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	Russell 1000 Growth Index
10 Years	14.24%	13.56%	15.98%
5 Years	16.52	15.15	18.52
1 Year	36.29	28.45	39.00
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
1.02%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
8Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Performance Update | 3/31/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Fundamental Growth Fund during the periods shown, compared to that of the Russell 1000 Growth Index.
Average Annual Total Returns (As of March 31, 2024)
Period	If Held	If Redeemed	Russell 1000 Growth Index
10 Years	13.46%	13.46%	15.98%
5 Years	15.71	15.71	18.52
1 Year	35.28	34.28	39.00
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
1.74%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/249

Performance Update | 3/31/24	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Fundamental Growth Fund during the periods shown, compared to that of the Russell 1000 Growth Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Russell 1000 Growth Index
10 Years	14.69%	15.98%
5 Years	16.95	18.52
1 Year	36.77	39.00
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.67%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
10Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Performance Update | 3/31/24	Class R Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Fundamental Growth Fund during the periods shown, compared to that of the Russell 1000 Growth Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Russell 1000 Growth Index
10 Years	13.85%	15.98%
5 Years	16.09	18.52
1 Year	35.77	39.00
Expense Ratio (Per prospectus dated August 1, 2023)
Gross	Net
1.43%	1.40%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through August 1, 2024 for Class R shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2411

Performance Update | 3/31/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Fundamental Growth Fund during the periods shown, compared to that of the Russell 1000 Growth Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Russell 1000 Growth Index
10 Years	14.57%	15.98%
5 Years	16.83	18.52
1 Year	36.59	39.00
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.76%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
12Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund
Based on actual returns from October 1, 2023 through March 31, 2024.
Share Class	A	C	K	R	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,253.90	$1,249.40	$1,256.10	$1,251.20	$1,255.20
Expenses Paid During Period*	$5.69	$9.78	$3.72	$7.82	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, 1.74%, 0.66%, 1.39%, and 0.76% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the one-half year period).
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2413

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2023 through March 31, 2024.
Share Class	A	C	K	R	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,019.95	$1,016.30	$1,021.70	$1,018.05	$1,021.20
Expenses Paid During Period*	$5.10	$8.77	$3.34	$7.01	$3.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, 1.74%, 0.66%, 1.39%, and 0.76% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the one-half year period).
14Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Schedule of Investments  |  3/31/24
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 98.3% of Net Assets
	Beverages — 2.1%
888,499	PepsiCo., Inc.	$ 155,496,210
	Total Beverages	$155,496,210

	Biotechnology — 2.0%
352,652(a)	Vertex Pharmaceuticals, Inc.	$ 147,412,063
	Total Biotechnology	$147,412,063

	Broadline Retail — 7.9%
3,256,354(a)	Amazon.com, Inc.	$ 587,381,135
	Total Broadline Retail	$587,381,135

	Capital Markets — 3.3%
178,987	FactSet Research Systems, Inc.	$ 81,329,903
1,222,541	Intercontinental Exchange, Inc.	168,013,810
	Total Capital Markets	$249,343,713

	Commercial Services & Supplies — 1.8%
1,371,464(a)	Copart, Inc.	$ 79,435,195
603,388	Veralto Corp.	53,496,380
	Total Commercial Services & Supplies	$132,931,575

	Communications Equipment — 2.4%
514,327	Motorola Solutions, Inc.	$ 182,575,798
	Total Communications Equipment	$182,575,798

	Electrical Equipment — 2.2%
352,813	Eaton Corp. Plc	$ 110,317,569
189,608	Rockwell Automation, Inc.	55,238,499
	Total Electrical Equipment	$165,556,068

	Electronic Equipment, Instruments & Components — 5.4%
1,991,394	Amphenol Corp., Class A	$ 229,707,298
677,515	CDW Corp.	173,294,787
	Total Electronic Equipment, Instruments & Components	$403,002,085

	Energy Equipment & Services — 2.1%
2,805,994	Schlumberger, NV	$ 153,796,531
	Total Energy Equipment & Services	$153,796,531

	Entertainment — 1.9%
1,142,556	Walt Disney Co.	$ 139,803,152
	Total Entertainment	$139,803,152

The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2415

Schedule of Investments  |  3/31/24 (continued)
Shares		Value
	Financial Services — 7.3%
716,976	Mastercard, Inc., Class A	$ 345,274,132
731,282	Visa, Inc., Class A	204,086,181
	Total Financial Services	$549,360,313

	Ground Transportation — 1.5%
1,471,961(a)	Uber Technologies, Inc.	$ 113,326,277
	Total Ground Transportation	$113,326,277

	Health Care Equipment & Supplies — 3.3%
949,509(a)	Edwards Lifesciences Corp.	$ 90,735,080
385,975(a)	Intuitive Surgical, Inc.	154,038,763
	Total Health Care Equipment & Supplies	$244,773,843

	Hotels, Restaurants & Leisure — 2.1%
43,127	Booking Holdings, Inc.	$ 156,459,581
	Total Hotels, Restaurants & Leisure	$156,459,581

	Household Products — 1.6%
1,360,548	Colgate-Palmolive Co.	$ 122,517,347
	Total Household Products	$122,517,347

	Insurance — 3.3%
1,192,238	Progressive Corp.	$ 246,578,663
	Total Insurance	$246,578,663

	Interactive Media & Services — 6.4%
3,165,057(a)	Alphabet, Inc., Class C	$ 481,911,579
	Total Interactive Media & Services	$481,911,579

	Life Sciences Tools & Services — 4.6%
561,960	Danaher Corp.	$ 140,332,651
343,657	Thermo Fisher Scientific, Inc.	199,736,885
	Total Life Sciences Tools & Services	$340,069,536

	Machinery — 1.0%
277,199	Illinois Tool Works, Inc.	$ 74,380,808
	Total Machinery	$74,380,808

	Pharmaceuticals — 4.2%
407,289	Eli Lilly & Co.	$ 316,854,550
	Total Pharmaceuticals	$316,854,550

	Semiconductors & Semiconductor Equipment — 7.1%
851,833(a)	Advanced Micro Devices, Inc.	$ 153,747,338
926,462	Microchip Technology, Inc.	83,112,906
The accompanying notes are an integral part of these financial statements.
16Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
152,923	NVIDIA Corp.	$ 138,175,106
935,416	QUALCOMM, Inc.	158,365,929
	Total Semiconductors & Semiconductor Equipment	$533,401,279

	Software — 15.0%
382,438(a)	Adobe, Inc.	$ 192,978,215
277,136	Intuit, Inc.	180,138,400
1,311,965	Microsoft Corp.	551,969,914
656,527	Salesforce, Inc.	197,732,802
	Total Software	$1,122,819,331

	Specialty Retail — 6.4%
147,878(a)	O'Reilly Automotive, Inc.	$ 166,936,517
1,077,823	Ross Stores, Inc.	158,181,303
1,542,283	TJX Cos., Inc.	156,418,342
	Total Specialty Retail	$481,536,162

	Technology Hardware, Storage & Peripherals — 3.4%
1,474,878	Apple, Inc.	$ 252,912,079
	Total Technology Hardware, Storage & Peripherals	$252,912,079

	Total Common Stocks (Cost $3,061,799,591)	$7,354,199,678

The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2417

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Repurchase Agreements — 1.0%
75,000,000	Bank of America, 5.32%, dated 3/28/24,
to be purchased on 4/1/24 for $75,044,333,
collateralized by the following:
$35,624,166 U.S. Treasury Note, 4.125%, 9/30/27,
	$40,857,576 U.S. Treasury Floating Rate Note, 5.47%, 10/31/25, $18,258 U.S. Treasury STRIP, 1/31/26	$ 75,000,000
		$ 75,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $75,000,000)	$75,000,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $3,136,799,591)	$7,429,199,678
	OTHER ASSETS AND LIABILITIES — 0.7%	$ 55,044,523
	net assets — 100.0%	$7,484,244,201

(a)	Non-income producing security.
Purchases and sales of securities (excluding short-term investments) for the year ended March 31, 2024, aggregated $960,559,379 and $946,770,644, respectively.
At March 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $3,141,853,407 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,297,846,112
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,499,841)
Net unrealized appreciation	$4,287,346,271
The accompanying notes are an integral part of these financial statements.
18Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,354,199,678	$ —	$—	$7,354,199,678
Repurchase Agreements	—	75,000,000	—	75,000,000
Total Investments in Securities	$ 7,354,199,678	$ 75,000,000	$ —	$ 7,429,199,678
During the year ended March 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2419

Statement of Assets and Liabilities  |  3/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,136,799,591)	$7,429,199,678
Cash	67,355,827
Receivables —
Fund shares sold	8,775,395
Dividends	3,941,708
Interest	362,915
Other assets	88,047
Total assets	$7,509,723,570
LIABILITIES:
Payables —
Investment securities purchased	$ 11,180,907
Fund shares repurchased	11,872,626
Transfer agent fees	1,103,217
Management fees	742,978
Administrative expenses	170,434
Distribution fees	106,517
Accrued expenses	302,690
Total liabilities	$ 25,479,369
NET ASSETS:
Paid-in capital	$3,093,937,372
Distributable earnings	4,390,306,829
Net assets	$7,484,244,201
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,437,054,648/41,607,192 shares)	$ 34.54
Class C (based on $226,890,201/7,995,661 shares)	$ 28.38
Class K (based on $1,080,400,391/30,938,896 shares)	$ 34.92
Class R (based on $129,216,071/3,927,481 shares)	$ 32.90
Class Y (based on $4,610,682,890/130,572,313 shares)	$ 35.31
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $34.54 net asset value per share/100%-5.75% maximum sales charge)	$ 36.65
The accompanying notes are an integral part of these financial statements.
20Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Statement of Operations FOR THE YEAR ENDED 3/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$49,425,901
Interest from unaffiliated issuers	4,000,499
Total Investment Income		$ 53,426,400
EXPENSES:
Management fees	$38,083,083
Administrative expenses	1,563,183
Transfer agent fees
Class A	1,115,378
Class C	149,624
Class K	1,722
Class R	247,629
Class Y	3,704,436
Distribution fees
Class A	2,992,924
Class C	2,203,960
Class R	549,970
Shareholder communications expense	231,994
Custodian fees	65,904
Registration fees	209,327
Professional fees	433,245
Printing expense	61,234
Officers’ and Trustees’ fees	435,066
Insurance expense	82,351
Miscellaneous	456,951
Total expenses		$ 52,587,981
Net investment income		$ 838,419
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ 332,046,510
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$1,658,079,432
Net realized and unrealized gain (loss) on investments		$ 1,990,125,942
Net increase in net assets resulting from operations		$ 1,990,964,361
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2421

Statements of Changes in Net Assets
	Year Ended 3/31/24	Year Ended 3/31/23
FROM OPERATIONS:
Net investment income (loss)	$ 838,419	$ 1,702,215
Net realized gain (loss) on investments	332,046,510	4,379,884
Change in net unrealized appreciation (depreciation) on investments	1,658,079,432	(430,738,196)
Net increase (decrease) in net assets resulting from operations	$ 1,990,964,361	$ (424,656,097)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($1.06 and $1.06 per share, respectively)	$ (42,635,195)	$ (40,524,950)
Class C ($1.06 and $1.06 per share, respectively)	(9,004,830)	(12,076,330)
Class K ($1.10 and $1.06 per share, respectively)	(32,150,781)	(28,722,503)
Class R ($1.06 and $1.06 per share, respectively)	(4,032,334)	(4,002,407)
Class Y ($1.08 and $1.06 per share, respectively)	(134,531,743)	(127,942,583)
Total distributions to shareholders	$ (222,354,883)	$ (213,268,773)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 1,506,150,245	$ 1,286,919,419
Reinvestment of distributions	199,968,620	190,150,893
Cost of shares repurchased	(1,459,055,345)	(1,641,920,640)
Net increase (decrease) in net assets resulting from Fund share transactions	$ 247,063,520	$ (164,850,328)
Net increase (decrease) in net assets	$ 2,015,672,998	$ (802,775,198)
NET ASSETS:
Beginning of year	$ 5,468,571,203	$ 6,271,346,401
End of year	$ 7,484,244,201	$ 5,468,571,203
The accompanying notes are an integral part of these financial statements.
22Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount	Year Ended 3/31/23 Shares	Year Ended 3/31/23 Amount
Class A
Shares sold	9,686,376	$ 286,611,893	5,572,757	$ 141,439,708
Reinvestment of distributions	1,267,627	37,927,408	1,426,771	35,355,376
Less shares repurchased	(7,708,219)	(229,169,491)	(8,270,446)	(210,553,850)
Net increase (decrease)	3,245,784	$ 95,369,810	(1,270,918)	$ (33,758,766)
Class C
Shares sold	1,014,503	$ 25,551,623	777,200	$ 16,585,707
Reinvestment of distributions	347,669	8,566,565	551,991	11,431,724
Less shares repurchased	(3,611,818)	(89,090,919)	(5,499,084)	(117,360,748)
Net decrease	(2,249,646)	$ (54,972,731)	(4,169,893)	$ (89,343,317)
Class K
Shares sold	7,068,822	$ 213,334,589	6,058,204	$ 154,002,209
Reinvestment of distributions	995,051	30,135,603	1,081,116	26,984,664
Less shares repurchased	(4,752,019)	(143,171,602)	(8,262,193)	(215,969,328)
Net increase (decrease)	3,311,854	$ 100,298,590	(1,122,873)	$ (34,982,455)
Class R
Shares sold	633,629	$ 17,908,442	454,486	$ 11,063,987
Reinvestment of distributions	140,081	3,997,903	152,300	3,620,180
Less shares repurchased	(672,882)	(19,209,896)	(747,578)	(18,143,975)
Net increase (decrease)	100,828	$ 2,696,449	(140,792)	$ (3,459,808)
Class Y
Shares sold	31,544,731	$ 962,743,698	37,242,069	$ 963,827,808
Reinvestment of distributions	3,900,568	119,341,141	4,467,470	112,758,949
Less shares repurchased	(32,340,612)	(978,413,437)	(42,011,533)	(1,079,892,739)
Net increase (decrease)	3,104,687	$ 103,671,402	(301,994)	$ (3,305,982)
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2423

Financial Highlights
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class A
Net asset value, beginning of period	$ 26.24	$ 29.25	$ 31.88	$ 22.43	$ 24.21
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ (0.05)(b)	$ (0.03)	$ (0.09)	$ (0.03)(b)	$ 0.04
Net realized and unrealized gain (loss) on investments	9.41	(1.92)	3.87	12.31	(0.36)
Net increase (decrease) from investment operations	$ 9.36	$ (1.95)	$ 3.78	$ 12.28	$ (0.32)
Distributions to shareholders:
Net investment income	$ —	$ —	$ —	$ —	$ (0.01)
Net realized gain	(1.06)	(1.06)	(6.41)	(2.83)	(1.45)
Total distributions	$ (1.06)	$ (1.06)	$ (6.41)	$ (2.83)	$ (1.46)
Net increase (decrease) in net asset value	$ 8.30	$ (3.01)	$ (2.63)	$ 9.45	$ (1.78)
Net asset value, end of period	$ 34.54	$ 26.24	$ 29.25	$ 31.88	$ 22.43
Total return (c)	36.29%	(6.44)%	10.70%	55.55%	(2.17)%
Ratio of net expenses to average net assets	1.01%	1.02%	1.00%	1.04%	1.07%
Ratio of net investment income (loss) to average net assets	(0.16)%	(0.13)%	(0.26)%	(0.10)%	0.16%
Portfolio turnover rate	15%	12%	18%(d)	24%	23%(d)
Net assets, end of period (in thousands)	$1,437,055	$1,006,630	$1,159,356	$1,143,970	$805,102
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
24Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class C
Net asset value, beginning of period	$ 21.88	$ 24.76	$ 28.01	$ 20.07	$ 21.93
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ (0.22)(b)	$ (0.18)	$ (0.28)	$ (0.21)(b)	$ (0.12)(b)
Net realized and unrealized gain (loss) on investments	7.78	(1.64)	3.44	10.98	(0.29)
Net increase (decrease) from investment operations	$ 7.56	$ (1.82)	$ 3.16	$ 10.77	$ (0.41)
Distributions to shareholders:
Net realized gain	$ (1.06)	$ (1.06)	$ (6.41)	$ (2.83)	$ (1.45)
Total distributions	$ (1.06)	$ (1.06)	$ (6.41)	$ (2.83)	$ (1.45)
Net increase (decrease) in net asset value	$ 6.50	$ (2.88)	$ (3.25)	$ 7.94	$ (1.86)
Net asset value, end of period	$ 28.38	$ 21.88	$ 24.76	$ 28.01	$ 20.07
Total return (c)	35.28%	(7.10)%	9.91%	54.53%	(2.81)%
Ratio of net expenses to average net assets	1.74%	1.74%	1.71%	1.72%	1.74%
Ratio of net investment income (loss) to average net assets	(0.89)%	(0.86)%	(0.98)%	(0.79)%	(0.51)%
Portfolio turnover rate	15%	12%	18%(d)	24%	23%(d)
Net assets, end of period (in thousands)	$226,890	$224,126	$356,963	$432,822	$372,488
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2425

Financial Highlights  (continued)
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class K
Net asset value, beginning of period	$ 26.46	$ 29.39	$ 31.94	$ 22.43	$ 24.21
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.06	$ 0.06	$ 0.03(b)	$ 0.08	$ 0.15
Net realized and unrealized gain (loss) on investments	9.50	(1.93)	3.87	12.34	(0.36)
Net increase (decrease) from investment operations	$ 9.56	$ (1.87)	$ 3.90	$ 12.42	$ (0.21)
Distributions to shareholders:
Net investment income	$ (0.04)	$ —	$ (0.04)	$ (0.08)	$ (0.12)
Net realized gain	(1.06)	(1.06)	(6.41)	(2.83)	(1.45)
Total distributions	$ (1.10)	$ (1.06)	$ (6.45)	$ (2.91)	$ (1.57)
Net increase (decrease) in net asset value	$ 8.46	$ (2.93)	$ (2.55)	$ 9.51	$ (1.78)
Net asset value, end of period	$ 34.92	$ 26.46	$ 29.39	$ 31.94	$ 22.43
Total return (c)	36.77%	(6.14)%	11.08%	56.21%	(1.78)%
Ratio of net expenses to average net assets	0.66%	0.67%	0.66%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets	0.19%	0.22%	0.09%	0.28%	0.58%
Portfolio turnover rate	15%	12%	18%(d)	24%	23%(d)
Net assets, end of period (in thousands)	$1,080,400	$731,131	$844,949	$846,019	$639,430
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
26Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class R
Net asset value, beginning of period	$ 25.13	$ 28.17	$ 31.03	$ 21.95	$ 23.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ (0.15)(b)	$ (0.13)	$ (0.21)	$ (0.13)(b)	$ (0.04)(b)
Net realized and unrealized gain (loss) on investments	8.98	(1.85)	3.76	12.04	(0.35)
Net increase (decrease) from investment operations	$ 8.83	$ (1.98)	$ 3.55	$ 11.91	$ (0.39)
Distributions to shareholders:
Net realized gain	$ (1.06)	$ (1.06)	$ (6.41)	$ (2.83)	$ (1.45)
Total distributions	$ (1.06)	$ (1.06)	$ (6.41)	$ (2.83)	$ (1.45)
Net increase (decrease) in net asset value	$ 7.77	$ (3.04)	$ (2.86)	$ 9.08	$ (1.84)
Net asset value, end of period	$ 32.90	$ 25.13	$ 28.17	$ 31.03	$ 21.95
Total return (c)	35.77%	(6.80)%	10.22%	55.07%	(2.50)%
Ratio of net expenses to average net assets	1.39%	1.40%	1.40%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	(0.53)%	(0.51)%	(0.66)%	(0.46)%	(0.17)%
Portfolio turnover rate	15%	12%	18%(d)	24%	23%(d)
Net assets, end of period (in thousands)	$129,216	$96,175	$111,781	$108,568	$85,892
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.39%	1.43%	1.40%	1.39%	1.42%
Net investment income (loss) to average net assets	(0.53)%	(0.54)%	(0.66)%	(0.46)%	(0.19)%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2427

Financial Highlights  (continued)
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class Y
Net asset value, beginning of period	$ 26.76	$ 29.73	$ 32.25	$ 22.63	$ 24.42
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.03	$ 0.03	$ (0.01)	$ 0.05	$ 0.12
Net realized and unrealized gain (loss) on investments	9.60	(1.94)	3.91	12.45	(0.36)
Net increase (decrease) from investment operations	$ 9.63	$ (1.91)	$ 3.90	$ 12.50	$ (0.24)
Distributions to shareholders:
Net investment income	$ (0.02)	$ —	$ (0.01)	$ (0.05)	$ (0.10)
Net realized gain	(1.06)	(1.06)	(6.41)	(2.83)	(1.45)
Total distributions	$ (1.08)	$ (1.06)	$ (6.42)	$ (2.88)	$ (1.55)
Net increase (decrease) in net asset value	$ 8.55	$ (2.97)	$ (2.52)	$ 9.62	$ (1.79)
Net asset value, end of period	$ 35.31	$ 26.76	$ 29.73	$ 32.25	$ 22.63
Total return (b)	36.59%	(6.20)%	10.97%	56.06%	(1.89)%
Ratio of net expenses to average net assets	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	0.09%	0.13%	(0.03)%	0.18%	0.47%
Portfolio turnover rate	15%	12%	18%(c)	24%	23%(c)
Net assets, end of period (in thousands)	$4,610,683	$3,410,508	$3,798,296	$4,268,553	$3,232,510
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
28Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Notes to Financial Statements  |  3/31/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Fundamental Growth Fund (the “Fund”) is one of three portfolios comprising Pioneer Series Trust X (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as ammended (the "1940 Act") as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollarweighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”).
Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2429

risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are
30Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2431

any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended March 31, 2024 and March 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$ 23,217,939	$ 11,767,976
Long-term capital gains	199,136,944	201,500,797
Total	$222,354,883	$213,268,773
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$ 2,569,933
Undistributed long-term capital gains	100,390,625
Net unrealized appreciation	4,287,346,271
Total	$ 4,390,306,829
The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.
During the year ended March 31, 2024, the Fund utilized $2,017,329 of its capital loss carryover from the prior year and has no capital loss carryover as of March 31, 2024.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $83,008 in underwriting commissions on the sale of Class A shares during the year ended March 31, 2024.
32Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2433

continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and
34Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2435

present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at March 31, 2024 are disclosed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next $6.5 billion of the Fund’s average daily net assets and 0.55% of the Fund’s average daily net assets over $7.5 billion. For the year ended March 31,
36Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

2024, the effective management fee was equivalent to 0.61% of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions and acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.40% of the average daily net assets attributable to Class R. This expense limitation is in effect through August 1, 2024. There can be no assurance that the Adviser will extend the expense limitation agreement beyond the date referred to above. There is no expense limitation arrangement for Class A, Class C, Class K or Class Y shares.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $742,978 in management fees payable to the Adviser at March 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended March 31, 2024, the Fund paid $435,066 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2024, on its Statement of Assets and Liabilities, the Fund did not have a payable for Trustees’ fees and had a payable for administrative expenses of $170,434, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2437

outgoing phone calls. For the year ended March 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$ 73,434
Class C	17,871
Class K	22,708
Class R	2,909
Class Y	115,072
Total	$231,994
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $106,517 in distribution fees payable to the Distributor at March 31, 2024.
The Fund also has adopted a separate service plan for Class R shares (“Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y
38Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended March 31, 2024, CDSCs in the amount of $11,072 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate ("SOFR") plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the year ended March 31, 2024, the Fund had no borrowings under the credit facility.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Series Trust X and the Shareholders of Pioneer Fundamental Growth Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Fundamental Growth Fund (the “Fund”), including the schedule of investments, as of March 31, 2024, the related statements of operations and changes in net assets and the financial highlights and related notes for the year then ended. The statements of changes in net assets for the year ended March 31, 2023 and the financial highlights for the years ended March 31, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial statement highlights in their report dated May 25, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
40Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 29, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2441

Additional Information (unaudited)
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Fundamental Growth Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended March 31, 2023 and March 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
For the year ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund intends to designate up to the maximum amount of such dividends allowable, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The Fund designated $299,527,569 as long-term capital gains distributions during the year ended March 31, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.
42Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Trustees, Officers and Service Providers
Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
Trustees and Officers
The Fund’s Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 46 U.S. registered investment portfolios for which Amundi US serves as investment adviser (the “Pioneer Funds”). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.
The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2443

Independent Trustees
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Thomas J. Perna (73) Chairman of the Board and Trustee	Trustee since 2006. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2004 – 2008 and 2013 – present); Chairman (2008 – 2013) and Chief Executive Officer (2008 – 2012), Quadriserv, Inc. (technology products for securities lending industry); and Senior Executive Vice President, The Bank of New York (financial and securities services) (1986 – 2004)	Director, Broadridge Financial
Solutions, Inc. (investor
communications and securities
processing provider for financial
services industry) (2009 – present);
Director, Quadriserv, Inc. (2005 –
2013); and Commissioner, New
Jersey State Civil Service
Commission (2011 – 2015)
John E. Baumgardner, Jr. (73)* Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Of Counsel (2019 – present), Partner (1983-2018), Sullivan & Cromwell LLP (law firm).	Chairman, The Lakeville Journal Company, LLC, (privately-held community newspaper group) (2015-present)
Diane Durnin (67) Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Managing Director - Head of Product Strategy and Development, BNY Mellon Investment Management (investment management firm) (2012-2018); Vice Chairman – The Dreyfus Corporation (2005 – 2018): Executive Vice President Head of Product, BNY Mellon Investment Management (2007-2012); Executive Director- Product Strategy, Mellon Asset Management (2005-2007); Executive Vice President Head of Products, Marketing and Client Service, Dreyfus Corporation (investment management firm) (2000-2005); Senior Vice President Strategic Product and Business Development, Dreyfus Corporation (1994-2000)	None
44Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Benjamin M. Friedman (79) Trustee	Trustee since 2008. Serves until a successor trustee is elected or earlier retirement or removal.	William Joseph Maier Professor of Political Economy, Harvard University (1972 – present)	Trustee, Mellon Institutional Funds Investment Trust and Mellon Institutional Funds Master Portfolio (oversaw 17 portfolios in fund complex) (1989 - 2008)
Craig C. MacKay (61) Trustee	Trustee since 2021. Serves until a successor trustee is elected or earlier retirement or removal.	Partner, England & Company, LLC (advisory firm) (2012 – present); Group Head – Leveraged Finance Distribution, Oppenheimer & Company (investment bank) (2006 – 2012); Group Head – Private Finance & High Yield Capital Markets Origination, SunTrust Robinson Humphrey (investment bank) (2003 – 2006); and Founder and Chief Executive Officer, HNY Associates, LLC (investment bank) (1996 – 2003)	Director, Equitable Holdings, Inc. (financial
services holding company) (2022 – present);
Board Member of Carver Bancorp, Inc. (holding
company) and Carver Federal Savings Bank,
NA (2017 – present); Advisory Council Member,
MasterShares ETF (2016 – 2017); Advisory
Council Member, The Deal (financial market
information publisher) (2015 – 2016); Board
Co-Chairman and Chief Executive Officer, Danis
Transportation Company (privately-owned
commercial carrier) (2000 – 2003); Board
Member and Chief Financial Officer, Customer
Access Resources (privately-owned
teleservices company) (1998 – 2000); Board
Member, Federation of Protestant Welfare
Agencies (human services agency) (1993 –
present); and Board Treasurer, Harlem Dowling
Westside Center (foster care agency)
(1999 – 2018)
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2445

Independent Trustees (continued)
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Lorraine H. Monchak (67) Trustee	Trustee since 2017. (Advisory Trustee from 2014 - 2017). Serves until a successor trustee is elected or earlier retirement or removal.	Chief Investment Officer, 1199 SEIU Funds (healthcare workers union pension funds) (2001 – present); Vice President – International Investments Group, American International Group, Inc. (insurance company) (1993 – 2001); Vice President – Corporate Finance and Treasury Group, Citibank, N.A. (1980 – 1986 and 1990 – 1993); Vice President – Asset/Liability Management Group, Federal Farm Funding Corporation (government-sponsored issuer of debt securities) (1988 – 1990); Mortgage Strategies Group, Shearson Lehman Hutton, Inc. (investment bank) (1987 – 1988); Mortgage Strategies Group, Drexel Burnham Lambert, Ltd. (investment bank) (1986 – 1987)	None
Fred J. Ricciardi (77) Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2020 – present); Consultant (investment company services) (2012 – 2020); Executive Vice President, BNY Mellon (financial and investment company services) (1969 – 2012); Director, BNY International Financing Corp. (financial services) (2002 – 2012); Director, Mellon Overseas Investment Corp. (financial services) (2009 – 2012); Director, Financial Models (technology) (2005-2007); Director, BNY Hamilton Funds, Ireland (offshore investment companies) (2004-2007); Chairman/Director, AIB/BNY Securities Services, Ltd., Ireland (financial services) (1999-2006); Chairman, BNY Alternative Investment Services, Inc. (financial services) (2005-2007)	None
* Mr. Baumgardner is Of Counsel to Sullivan & Cromwell LLP, which acts as counsel to the Independent Trustees of each Pioneer Fund.
46Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Interested Trustees
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Lisa M. Jones (62)** Trustee, President and Chief Executive Officer	Trustee since 2017. Serves until a successor trustee is elected or earlier retirement or removal	Director, CEO and President of Amundi US, Inc. (investment management firm) (since September 2014); Director, CEO and President of Amundi Asset Management US, Inc. (since September 2014); Director, CEO and President of Amundi Distributor US, Inc. (since September 2014); Director, CEO and President of Amundi Asset Management US, Inc. (since September 2014); Chair, Amundi US, Inc., Amundi Distributor US, Inc. and Amundi Asset Management US, Inc. (September 2014 – 2018); Managing Director, Morgan Stanley Investment Management (investment management firm) (2010 – 2013); Director of Institutional Business, CEO of International, Eaton Vance Management (investment management firm) (2005 – 2010); Director of Amundi Holdings US, Inc. (since 2017)	Director of Clearwater Analytics (provider of web-based investment accounting software for reporting and reconciliation services) (September 2022 – present)
** Ms. Jones is an Interested Trustee because she is an officer or director of the Fund’s investment adviser and certain of its affiliates.
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2447

Advisory Trustee
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Marguerite A. Piret (75)*** Advisory Trustee	Advisory Trustee since January 2024 (Trustee from 2002 to January 2024).	Chief Financial Officer, American Ag Energy, Inc. (technology for the environment, energy and agriculture) (2019 – present); Chief Operating Officer, North Country Growers LLC (controlled environment agriculture company) (2020 – present); Chief Executive Officer, Green Heat LLC (biofuels company) (2022 – present); President and Chief Executive Officer, Newbury Piret Company (investment banking firm) (1981 – 2019)	Director of New America High Income Fund, Inc. (closed-end investment company) (2004 – present); and Member, Board of Governors, Investment Company Institute (2000 – 2006)
*** Ms. Piret became a non-voting Advisory Trustee effective January 22, 2024.
48Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

Fund Officers
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Officer During At Least The Past Five Years
Marco Pirondini (57) Executive Vice President	Since January 2024. Serves at the discretion of the Board	Executive Vice President and Chief Investment Officer of Amundi Asset Management US, Inc. since January 2024; Senior Managing Director and Head of Equities U.S. of Amundi US from 2010 to December 2023	None
Christopher J. Kelley (59) Secretary and Chief Legal Officer	Since 2003. Serves at the discretion of the Board	Senior Vice President and Deputy General Counsel of Amundi US since March 2024; Vice President and Associate General Counsel of Amundi US from January 2008 to March 2024; Secretary and Chief Legal Officer of all of the Pioneer Funds since June 2010; Assistant Secretary of all of the Pioneer Funds from September 2003 to May 2010; Vice President and Senior Counsel of Amundi US from July 2002 to December 2007	None
Thomas Reyes (61) Assistant Secretary	Since 2010. Serves at the discretion of the Board	Assistant General Counsel of Amundi US since May 2013 and Assistant Secretary of all the Pioneer Funds since June 2010; Counsel of Amundi US from June 2007 to May 2013	None
Heather L. Melito-Dezan (47) Assistant Secretary	Since 2022. Serves at the discretion of the Board	Director – Trustee and Board Relationships of Amundi US since September 2019; Private practice from 2017 – 2019.	None
Anthony J. Koenig, Jr. (60) Treasurer and Chief Financial and Accounting Officer	Since 2021. Serves at the discretion of the Board	Managing Director, Chief Operations Officer and Fund Treasurer of Amundi US since May 2021; Treasurer of all of the Pioneer Funds since May 2021; Assistant Treasurer of all of the Pioneer Funds from January 2021 to May 2021; and Chief of Staff, US Investment Management of Amundi US from May 2008 to January 2021	None
Luis I. Presutti (58) Assistant Treasurer	Since 2002. Serves at the discretion of the Board	Director – Fund Treasury of Amundi US since 1999; and Assistant Treasurer of all of the Pioneer Funds since 1999	None
Pioneer Fundamental Growth Fund | Annual Report | 3/31/2449

Fund Officers (continued)
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Officer During At Least The Past Five Years
Gary Sullivan (65) Assistant Treasurer	Since 2002. Serves at the discretion of the Board	Senior Manager – Fund Treasury of Amundi US since 2012; and Assistant Treasurer of all of the Pioneer Funds since 2002	None
Antonio Furtado (41) Assistant Treasurer	Since 2020. Serves at the discretion of the Board	Fund Oversight Manager – Fund Treasury of Amundi US since 2020; Assistant Treasurer of all of the Pioneer Funds since 2020; and Senior Fund Treasury Analyst from 2012 - 2020	None
Michael Melnick (53) Assistant Treasurer	Since 2021. Serves at the discretion of the Board	Vice President - Deputy Fund Treasurer of Amundi US since May 2021; Assistant Treasurer of all of the Pioneer Funds since July 2021; Director of Regulatory Reporting of Amundi US from 2001 – 2021; and Director of Tax of Amundi US from 2000 - 2001	None
John Malone (53) Chief Compliance Officer	Since 2018. Serves at the discretion of the Board	Managing Director, Chief Compliance Officer of Amundi US Asset Management; Amundi Asset Management US, Inc.; and the Pioneer Funds since September 2018; Chief Compliance Officer of Amundi Distributor US, Inc. since January 2014.	None
Brandon Austin (52) Anti-Money Laundering Officer	Since 2022. Serves at the discretion of the Board	Director, Financial Security – Amundi Asset Management; Anti-Money Laundering Officer of all the Pioneer Funds since March 2022: Director of Financial Security of Amundi US since July 2021; Vice President, Head of BSA, AML and OFAC, Deputy Compliance Manager, Crédit Agricole Indosuez Wealth Management (investment management firm) (2013 – 2021)	None
50Pioneer Fundamental Growth Fund | Annual Report | 3/31/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19341-18-0524

Pioneer Multi-Asset Ultrashort Income Fund
Annual Report  |  March 31, 2024

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/241

Portfolio Management Discussion  |  3/31/24
In the following interview, Noah Funderburk, Nicolas Pauwels, and Jonathan Sharkey, discuss the factors that affected the performance of Pioneer Multi-Asset Ultrashort Income Fund during the 12-month period. Mr. Funderburk, a senior vice president, Director of Securitized Credit, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US); Mr. Pauwels, a vice president, Deputy Director of Securitized Credit, and a portfolio manager at Amundi US; and Mr. Sharkey, a senior vice president and a portfolio manager at Amundi US, are responsible for the day-to-day management of the Fund.
Q	How did the Fund perform during the 12-month period ended March 31, 2024?
A	Pioneer Multi-Asset Ultrashort Income Fund’s Class A shares returned 7.45% at net asset value during the 12-month period ended March 31, 2024, while the Fund’s benchmark, the ICE BofA US 3-Month Treasury Bill Index returned 5.24%. During the same 12-month period, the average return for the 243 mutual funds in Morningstar’s US Fund Ultrashort Bond category was 6.13%.
Q	Which investment strategies or individual portfolio holdings detracted from the Fund’s benchmark-relative performance results during the 12-month period ended March 31, 2024?
A	The portfolio’s longer-than-benchmark yield-curve positioning detracted from the quarter’s benchmark-relative performance, given interest rate volatility. Agency MBS allocations also detracted from returns for the period.
Q	Which of your investment strategies or individual portfolio holdings contributed positively to performance over the period?
A	Credit assets generally outperformed like-duration Treasuries, leading to outperformance in most non-government sectors over the period. Investment grade corporates, particularly the exposure to the financial sector, contributed to positive returns as spreads continued to grind tighter based on strong investor risk appetite and strong economic data. The Fund’s securitized credit exposures, including allocations to asset-backed securities (ABS), residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), commercial mortgage-backed securities (CMBS), all contributed as they had been carrying higher yields compared to similarly rated corporate securities. Insurance-linked securities and bank loans were also
2Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

positive contributors for the period but remain remained small allocations within the Fund.
Q	Did the Fund have any exposure to derivatives during the 12- month period ended March 31, 2024?
A	The Fund utilized interest rate hedges to offset the rate risk inherent to some of the Fund’s positions, but this amounted to a very small portion of the Fund’s notional value.
Q	What is your outlook, and how is the Fund positioned heading into its new fiscal year?
A	In our view, market-implied pricing of Fed rate cuts in 2024 is no longer unreasonable, and we see good value in the front end of the Treasury curve (two to five year maturities). While market pricing of three 25 basis point rate cuts in 2024 is a reasonable baseline for a soft-landing inflation scenario, one must consider other potential outcomes. We expect that a recessionary scenario could lead to significantly greater rate cuts, while the “no landing” scenario of more persistent inflation would only delay the start of rate cuts. As such, the overall distribution of outcomes for the Fed Funds rate in a year’s time is skewed to the downside: the weighted average across future Fed Funds scenarios is lower than current market pricing. We remain concerned about a steepening of the yield curve, however. The US government deficit, at 6.3% of gross domestic product (GDP), is elevated by historical standards and will increase significantly in coming years if current laws governing taxes and spending generally remain unchanged. Budget deficit growth on its current projected path could increase Federal debt held by the public far beyond any previously recorded level, and we believe markets will likely demand a higher term premium to hold more Treasury notes and bonds. In the medium term, we see the elevated likelihood of a return of the “bond vigilantes” of the early 1990s – a scenario in which significantly higher long-term Treasury yields are required to force Congress to enact necessary fiscal adjustments to reduce deficits to a sustainable level. In terms of sector allocation, our views are largely unchanged, as relatively narrow spreads justify lower-than-normal exposure to spread risk, and we continue to selectively favor higher-quality and shorter-duration exposure within spread sectors.
The Portfolio by prospectus must have at least 80% of its assets in investment grade (IG) securities, and is currently positioned
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/243

even more conservatively with a bit over 90% in IG. The portfolio management team has been preparing for potential economic weakness and has been scrupulous on the debtors of our bonds.
To potentially mitigate future volatility, we have increased our liquidity levels overall, holding 15%+ in cash and cash equivalents. Currently, the Portfolio has less than 10% in below-IG bonds, and we are very selective in this exposure, targeting areas we believe are of better quality than recognized by the market (such as seasoned US housing exposure). A large portion of the securitized credit exposure is tied to the US housing market, which is holding up very well in our view given the constrained new home supply levels. We believe if market weakness caused the Fed to cut rates, housing could get a boost from lower mortgage rates.
We believe the Fund is well positioned for continued Fed rate volatility, which we believe skews towards rate-cuts in 2024. We have marginally increased overall duration and reduced the Fund's exposure to floating-rate securities based on this outlook.
We are maintaining a significant portfolio allocation to highly liquid securities such as repurchase agreements, Treasuries, and other liquid instruments - which we believe will allow us to opportunistically add credit if market volatility presents itself.
4Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Please refer to the Schedule of Investments on pages 17  - 82  for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, market disruptions caused by tariffs, trade disputes or other government actions, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
Pioneer Multi-Asset Ultrashort Income (“MAUI”) Fund has the ability to invest in a wide variety of debt securities.
Until recently, a commonly used reference rate for floating rate securities was LIBOR (London Interbank Offered Rate). Publication of most LIBOR settings has ceased on a representative basis. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined.
The Fund may invest in underlying funds, including ETFs. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of investments in any underlying funds.
The Fund and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund’s investments decline in value.
The Fund may use derivatives, such as options, futures, inverse-floating-rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.
The Fund may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.
The Fund may invest in subordinated securities, which may be proportionately adversely affected by a default or even a perceived decline creditworthiness of the issuer.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/245

The Fund may invest in floating-rate loans. The value of collateral, if any, securing a floating-rate loan can decline or may be insufficient to meet the Issuer’s obligations or may be difficult to liquidate.
The Fund may invest in insurance-linked securities (ILS). The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of a trigger event that leads to physical or economic loss. ILS may expose the Fund to issuer (credit) default, liquidity, and other risks.
The Fund may invest in zero-coupon bonds and payment-in-kind securities, which may be more speculative and fluctuate more in value than other fixed-income securities. The accrual of income from these securities are payable as taxable annual dividends to shareholders.
Investments in equity securities are subject to price fluctuation.
International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.
Investments in fixed-income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed-income securities falls.
The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.
Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.
High-yield bonds possess greater price volatility, illiquidity, and possibility of default.
There may be insufficient or illiquid collateral securing the floating-rate loans held within the Fund. This may reduce the future redemption or recovery value of such loans.
The Fund may have disadvantaged access to confidential information that could be used to assess a loan issuer, as Amundi US normally seeks to avoid receiving material, non-public information.
Multi-Asset Ultrashort Income Fund is not a money market fund. These risks may increase share price volatility.
6Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

There is no assurance that these and other strategies used by the Fund or underlying funds will be successful.
Please see the prospectus for a more complete discussion of the Fund’s risks.
For more information on this or any Pioneer fund, please visit amundi.com/usinvestors or call 1-800-622-9876. This material must be preceded or accompanied by the Fund’s current prospectus or summary prospectus.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is not a guarantee of future results.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/247

Portfolio Summary  |  3/31/24
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	Federal National Mortgage Association, 6.50%, 4/15/54 (TBA)	0.73%
2.	U.S. Treasury Bills, 4/9/24	0.71
3.	Standard Chartered Plc, 7.106% (SOFR + 174 bps), 3/30/26 (144A)	0.52
4.	Federal National Mortgage Association, 5.50%, 4/15/39 (TBA)	0.52
5.	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	0.50
6.	ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, 6.981% (3 Month Term SOFR + 166 bps), 11/18/31 (144A)	0.47
7.	Daimler Trucks Finance North America LLC, 6.348% (SOFR + 100 bps), 4/5/24 (144A)	0.46
8.	ING Groep NV, 6.921% (SOFR + 156 bps), 9/11/27	0.45
9.	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	0.45
10.	Volkswagen Group of America Finance LLC, 6.292% (SOFR + 93 bps), 9/12/25 (144A)	0.44
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
8Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Prices and Distributions  |  3/31/24
Net Asset Value per Share
Class	3/31/24	3/31/23
A	$9.64	$9.53
C	$9.65	$9.53
C2	$9.65	$9.53
K	$9.67	$9.56
Y	$9.66	$9.54

Distributions per Share: 4/1/23 - 3/31/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Tax Return of Capital
A	$0.5753	$—	$—	$0.0057
C	$0.5447	$—	$—	$0.0057
C2	$0.5475	$—	$—	$0.0057
K	$0.6000	$—	$—	$0.0057
Y	$0.5914	$—	$—	$0.0057
The ICE Bank of America U.S. 3-Month Treasury Bill Index measures the performance of a single issue of outstanding Treasury bills which mature closest to, but not beyond, three months from the rebalancing date. The issue is purchased at the beginning of the month and held for a full month; at the end of the month, that issue is sold and rolled into a newly selected issue. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 10 - 14.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/249

Performance Update | 3/31/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Multi-Asset Ultrashort Income Fund during the periods shown, compared to that of the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	ICE BofA U.S. 3-Month Treasury Bill Index
10 Years	1.94%	1.38%
5 Years	2.44	2.02
1 Year	7.45	5.24
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.60%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
10Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Performance Update | 3/31/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Multi-Asset Ultrashort Income Fund during the periods shown, compared to that of the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	ICE BofA U.S. 3-Month Treasury Bill Index
10 Years	1.65%	1.38%
5 Years	2.15	2.02
1 Year	7.21	5.24
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.92%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2411

Performance Update | 3/31/24	Class C2 Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C2 shares of Pioneer Multi-Asset Ultrashort Income Fund during the periods shown, compared to that of the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index.
Average Annual Total Returns (As of March 31, 2024)
Period	If Held	If Redeemed	ICE BofA U.S. 3-Month Treasury Bill Index
10 Years	1.65%	1.65%	1.38%
5 Years	2.17	2.17	2.02
1 Year	7.24	6.24	5.24
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.91%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C2 shares held for less than 1 year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percentage change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
12Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Performance Update | 3/31/24	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Multi-Asset Ultrashort Income Fund during the periods shown, compared to that of the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	ICE BofA U.S. 3-Month Treasury Bill Index
10 Years	2.19%	1.38%
5 Years	2.71	2.02
1 Year	7.70	5.24
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.38%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2413

Performance Update | 3/31/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Multi-Asset Ultrashort Income Fund during the periods shown, compared to that of the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	ICE BofA U.S. 3-Month Treasury Bill Index
10 Years	2.10%	1.38%
5 Years	2.61	2.02
1 Year	7.73	5.24
Expense Ratio (Per prospectus dated August 1, 2023)
Gross
0.45%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
14Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Multi-Asset Ultrashort Income Fund
Based on actual returns from October 1, 2023 through March 31, 2024.
Share Class	A	C	C2	K	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,036.80	$1,035.10	$1,035.20	$1,037.90	$1,037.50
Expenses Paid During Period*	$3.06	$4.63	$4.53	$1.89	$2.34

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, 0.91%, 0.89%, 0.37%, and 0.46% for Class A, Class C, Class C2, Class K, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the one-half year period).
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2415

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Multi-Asset Ultrashort Income Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2023 through March 31, 2024.
Share Class	A	C	C2	K	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,022.00	$1,020.45	$1,020.55	$1,023.15	$1,022.70
Expenses Paid During Period*	$3.03	$4.60	$4.50	$1.87	$2.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, 0.91%, 0.89%, 0.37%, and 0.46% for Class A, Class C, Class C2, Class K, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the one-half year period).
16Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Schedule of Investments  |  3/31/24
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.7%
	Senior Secured Floating Rate Loan Interests — 2.4% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.441% (Term SOFR + 400 bps), 8/21/28	$ 245,596
1,475,299	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 7.077% (Term SOFR + 175 bps), 11/18/26	1,474,607
	Total Advertising Sales	$1,720,203

	Advertising Services — 0.0%†
733,125	Dotdash Meredith, Inc., Term B Loan, 9.426% (Term SOFR + 400 bps), 12/1/28	$ 727,932
	Total Advertising Services	$727,932

	Aerospace & Defense — 0.0%†
1,381,250	ADS Tactical, Inc., Initial Term Loan, 11.195% (Term SOFR + 575 bps), 3/19/26	$ 1,391,609
	Total Aerospace & Defense	$1,391,609

	Airlines — 0.0%†
1,345,833	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.329% (Term SOFR + 475 bps), 4/20/28	$ 1,400,403
	Total Airlines	$1,400,403

	Auto Parts & Equipment — 0.0%†
483,211	IXS Holdings, Inc., Initial Term Loan, 9.693% (Term SOFR + 425 bps), 3/5/27	$ 461,294
	Total Auto Parts & Equipment	$461,294

	Auto-Truck Trailers — 0.0%†
1,470,000	Novae LLC, Tranche B Term Loan, 10.479% (Term SOFR + 500 bps), 12/22/28	$ 1,462,650
	Total Auto-Truck Trailers	$1,462,650

	Batteries/Battery Systems — 0.0%†
525,625	Energizer Holdings, Inc., 2020 Term Loan, 7.693% (Term SOFR + 225 bps), 12/22/27	$ 525,907
	Total Batteries/Battery Systems	$525,907

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2417

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Beverages — 0.0%†
997,500	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 9.302% (Term SOFR + 400 bps), 3/31/28	$ 990,850
	Total Beverages	$990,850

	Building & Construction — 0.1%
3,645,844	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.574% (Term SOFR + 400 bps), 10/29/27	$ 3,650,401
	Total Building & Construction	$3,650,401

	Building & Construction Products — 0.0%†
485,000	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.675% (Term SOFR + 325 bps), 4/12/28	$ 483,446
489,920	LHS Borrower LLC, Initial Term Loan, 10.18% (Term SOFR + 475 bps), 2/16/29	466,241
	Total Building & Construction Products	$949,687

	Building Production — 0.0%†
496,256	Koppers, Inc., Term B Loan, 8.93% (Term SOFR + 350 bps), 4/10/30	$ 499,048
505,000	Summit Materials LLC, Term B-2 Loan, 7.826% (Term SOFR + 250 bps), 1/12/29	508,246
	Total Building Production	$1,007,294

	Cable & Satellite Television — 0.1%
2,908,629	Charter Communications Operating LLC, Term B-2 Loan, 7.076% (Term SOFR + 175 bps), 2/1/27	$ 2,910,514
1,554,225	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.695% (Term SOFR + 525 bps), 8/2/29	1,554,503
977,500	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.695% (Term SOFR + 325 bps), 9/25/26	819,634
1,025,000	Virgin Media Bristol LLC, Facility Q, 8.575% (Term SOFR + 325 bps), 1/31/29	1,017,811
	Total Cable & Satellite Television	$6,302,462

	Casino Services — 0.0%†
1,022,000	Caesars Entertainment, Inc., Incremental Term B1 Loan, 8.04% (Term SOFR + 275 bps), 2/6/31	$ 1,024,172
	Total Casino Services	$1,024,172

	Cellular Telecom — 0.0%†
1,218,750	Xplore Inc., First Lien Refinancing Term Loan, 9.571% (Term SOFR + 400 bps), 10/2/28	$ 577,954
	Total Cellular Telecom	$577,954

The accompanying notes are an integral part of these financial statements.
18Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Chemicals-Diversified — 0.1%
565,698	INEOS Quattro Holdings UK Ltd., 2026 Tranche B Dollar Term Loan, 8.195% (Term SOFR + 275 bps), 1/29/26	$ 566,546
825,000(b)	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 4/2/29	824,485
1,750,000	Ineos US Finance LLC, 2031 Dollar Term Loan, 9.08% (Term SOFR + 375 bps), 2/7/31	1,753,829
	Total Chemicals-Diversified	$3,144,860

	Chemicals-Specialty — 0.1%
2,477,196	Mativ Holdings, Inc., Term B Loan, 9.195% (Term SOFR + 375 bps), 4/20/28	$ 2,480,292
977,500	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.321% (Term SOFR + 375 bps), 11/9/28	979,027
398,002	Olympus Water US Holding Corp., Term B-4 Loan, 9.566% (Term SOFR + 425 bps), 11/9/28	399,588
1,719,380	Tronox Finance LLC, First Lien Refinancing Term Loan, 7.942% (Term SOFR + 250 bps), 3/10/28	1,721,530
	Total Chemicals-Specialty	$5,580,437

	Commercial Services — 0.1%
2,510,000(b)	PG Investment Company 59 S.a r.l., Term Loan B, 2/24/31	$ 2,519,412
465,536	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.195% (Term SOFR + 375 bps), 12/15/28	463,973
1,739,773	Trans Union LLC, 2019 Replacement Term B-5 Loan, 7.177% (Term SOFR + 175 bps), 11/16/26	1,740,618
750,000	Vestis Corp., Term B-1 Loan, 7.576% (Term SOFR + 225 bps), 2/22/31	751,250
	Total Commercial Services	$5,475,253

	Computer Data Security — 0.0%†
1,221,875	Magenta Buyer LLC, First Lien Initial Term Loan, 10.574% (Term SOFR + 500 bps), 7/27/28	$ 729,052
	Total Computer Data Security	$729,052

	Computer Services — 0.1%
1,750,000	Ahead DB Holdings LLC, 2024 First Lien Incremental Term Loan, 9.559% (Term SOFR + 425 bps), 2/1/31	$ 1,756,153
913,400	MAG DS Corp., Initial Term Loan, 10.902% (Term SOFR + 550 bps), 4/1/27	840,328
	Total Computer Services	$2,596,481

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2419

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Computer Software — 0.0%†
490,000	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.195% (Term SOFR + 375 bps), 10/16/28	$ 481,731
	Total Computer Software	$481,731

	Containers-Paper & Plastic — 0.1%
2,570,750	Berry Global, Inc., Term AA Loan, 7.182% (Term SOFR + 175 bps), 7/1/29	$ 2,572,295
	Total Containers-Paper & Plastic	$2,572,295

	Cruise Lines — 0.0%†
1,052,050	Carnival Corp., Initial Advance, 8.319% (Term SOFR + 300 bps), 8/9/27	$ 1,054,352
	Total Cruise Lines	$1,054,352

	Diagnostic Equipment — 0.0%†
1,453,888	Curia Global, Inc., First Lien 2021 Term Loan, 9.163% (Term SOFR + 375 bps), 8/30/26	$ 1,386,645
	Total Diagnostic Equipment	$1,386,645

	Direct Marketing — 0.0%†
576,898	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.33% (Term SOFR + 300 bps), 3/3/30	$ 575,516
	Total Direct Marketing	$575,516

	Disposable Medical Products — 0.0%†
892,663	Medline Borrower LP, Refinancing Term Loan, 8.082% (Term SOFR + 275 bps), 10/23/28	$ 895,917
900,000	Sotera Health Holdings LLC, First Lien Refinancing Loan, 8.195% (Term SOFR + 275 bps), 12/11/26	898,125
	Total Disposable Medical Products	$1,794,042

	Distribution & Wholesale — 0.0%†
1,830,568	Windsor Holdings III LLC, 2024 Dollar Refinancing Term B Loan, 9.326% (Term SOFR + 400 bps), 8/1/30	$ 1,842,009
	Total Distribution & Wholesale	$1,842,009

	Electric-Generation — 0.1%
885,955	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.192% (Term SOFR + 375 bps), 10/2/25	$ 884,572
430,486	Generation Bridge Northeast LLC, Term Loan B, 8.826% (Term SOFR + 350 bps), 8/22/29	432,638
545,641	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.33% (Term SOFR + 200 bps), 12/20/30	545,578
	Total Electric-Generation	$1,862,788

The accompanying notes are an integral part of these financial statements.
20Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Enterprise Software & Services — 0.1%
2,100,000	Dayforce, Inc., Initial Term Loan, 7.83% (Term SOFR + 250 bps), 3/3/31	$ 2,102,625
	Total Enterprise Software & Services	$2,102,625

	Entertainment Software — 0.0%†
826,625	Playtika Holding Corp., Term B-1 Loan, 8.195% (Term SOFR + 275 bps), 3/13/28	$ 828,504
	Total Entertainment Software	$828,504

	Finance-Investment Banker — 0.1%
1,443,152	Citadel Securities LP, Term Loan, 7.577% (Term SOFR + 225 bps), 7/29/30	$ 1,443,513
921,500	Hudson River Trading LLC, Term Loan, 8.445% (Term SOFR + 300 bps), 3/20/28	916,573
3,431,134	Jane Street Group LLC, 2024 Repricing Term Loan, 7.942% (Term SOFR + 250 bps), 1/26/28	3,436,137
	Total Finance-Investment Banker	$5,796,223

	Finance-Leasing Company — 0.1%
1,330,071	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.929% (Term SOFR + 150 bps), 2/12/27	$ 1,331,630
1,216,242	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 7.329% (Term SOFR + 200 bps), 6/22/28	1,217,952
1,502,185	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.079% (Term SOFR + 275 bps), 10/22/27	1,504,793
	Total Finance-Leasing Company	$4,054,375

	Food-Wholesale & Distributions — 0.0%†
741,667	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 7.442% (Term SOFR + 200 bps), 9/13/26	$ 743,835
	Total Food-Wholesale & Distributions	$743,835

	Footwear & Related Apparel — 0.0%†
1,215,000	Crocs, Inc., 2024 Refinancing Term Loan, 7.577% (Term SOFR + 225 bps), 2/20/29	$ 1,219,101
	Total Footwear & Related Apparel	$1,219,101

	Gambling (Non-Hotel) — 0.1%
2,767,921	Bally's Corp., Term B Facility Loan, 8.829% (Term SOFR + 325 bps), 10/2/28	$ 2,605,593
1,371,562	Flutter Entertainment Plc, Term B Loan, 7.559% (Term SOFR + 225 bps), 11/25/30	1,374,624
	Total Gambling (Non-Hotel)	$3,980,217

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2421

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Gas-Distribution — 0.0%†
1,500,000(b)	NGL Energy Operating LLC, Initial Term Loan, 2/3/31	$ 1,505,438
	Total Gas-Distribution	$1,505,438

	Hotels & Motels — 0.1%
1,000,000	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 8.077% (Term SOFR + 275 bps), 1/17/31	$ 1,002,969
1,000,000(b)	Marriott Ownership Resorts, Term Loan B, 8/29/25	998,500
	Total Hotels & Motels	$2,001,469

	Independent Power Producer — 0.0%†
439,250	EFS Cogen Holdings I LLC, Term B Advance, 9.08% (Term SOFR + 350 bps), 10/1/27	$ 439,760
	Total Independent Power Producer	$439,760

	Insurance Brokers — 0.1%
2,425,000	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.827% (Term SOFR + 350 bps), 2/15/31	$ 2,428,788
	Total Insurance Brokers	$2,428,788

	Internet Content — 0.1%
2,065,855	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.58% (Term SOFR + 425 bps), 5/3/28	$ 2,059,399
	Total Internet Content	$2,059,399

	Internet Security — 0.0%†
662,297	Gen Digital Inc., Initial Tranche B Term Loan, 7.427% (Term SOFR + 200 bps), 9/12/29	$ 662,400
	Total Internet Security	$662,400

	Investment Management & Advisory Services — 0.1%
972,500	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.945% (Term SOFR + 350 bps), 4/7/28	$ 973,818
1,464,150	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 8.927% (Term SOFR + 350 bps), 5/30/25	1,409,244
743,302	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 7.679% (Term SOFR + 225 bps), 7/1/26	743,302
	Total Investment Management & Advisory Services	$3,126,364

The accompanying notes are an integral part of these financial statements.
22Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Medical Diagnostic Imaging — 0.0%†
1,246,811	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.702% (Term SOFR + 525 bps), 12/15/27	$ 1,250,448
	Total Medical Diagnostic Imaging	$1,250,448

	Medical Information Systems — 0.0%†
656,914	athenahealth Group, Inc., Initial Term Loan, 8.58% (Term SOFR + 325 bps), 2/15/29	$ 651,805
	Total Medical Information Systems	$651,805

	Medical Labs & Testing Services — 0.1%
2,982,745	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.577% (Term SOFR + 325 bps), 2/21/31	$ 2,947,092
1,316,250	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.69% (Term SOFR + 425 bps), 10/1/28	1,261,249
	Total Medical Labs & Testing Services	$4,208,341

	Medical-Drugs — 0.0%†
800,000	Padagis LLC, Term B Loan, 10.341% (Term SOFR + 475 bps), 7/6/28	$ 766,000
	Total Medical-Drugs	$766,000

	Medical-Generic Drugs — 0.0%†
1,745,570	Perrigo Company Plc, Initial Term B Loan, 7.68% (Term SOFR + 225 bps), 4/20/29	$ 1,743,388
	Total Medical-Generic Drugs	$1,743,388

	Medical-Hospitals — 0.0%†
1,274,000	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 9.324% (Term SOFR + 375 bps), 11/15/28	$ 683,714
977,490	Knight Health Holdings LLC, Term B Loan, 10.579% (Term SOFR + 525 bps), 12/23/28	444,758
	Total Medical-Hospitals	$1,128,472

	Office Automation & Equipment — 0.0%†
1,057,300	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.445% (Term SOFR + 400 bps), 3/17/28	$ 1,057,741
	Total Office Automation & Equipment	$1,057,741

	Physical Practice Management — 0.0%†
862,460	Team Health Holdings, Inc., Extended Term Loan, 10.563% (Term SOFR + 525 bps), 3/2/27	$ 767,589
	Total Physical Practice Management	$767,589

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2423

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Pipelines — 0.1%
2,088,063(b)	Buckeye Partners LP, 2023 Tranche B-2 Term Loan, 11/22/30	$ 2,092,631
1,500,000	WhiteWater DBR Holdco LLC, Initial Term Loan, 8.052% (Term SOFR + 275 bps), 3/3/31	1,504,373
	Total Pipelines	$3,597,004

	Property & Casualty Insurance — 0.1%
2,621,900	Asurion LLC, New B-11 Term Loan, 9.677% (Term SOFR + 425 bps), 8/19/28	$ 2,537,507
1,158,430	Asurion LLC, New B-8 Term Loan, 8.692% (Term SOFR + 325 bps), 12/23/26	1,137,674
2,266,658	Asurion LLC, New B-9 Term Loan, 8.692% (Term SOFR + 325 bps), 7/31/27	2,184,963
	Total Property & Casualty Insurance	$5,860,144

	Protection-Safety — 0.0%†
1,755,600	Prime Security Services Borrower LLC, First Lien 2023 Refinancing Term B-1 Loan, 7.827% (Term SOFR + 250 bps), 10/13/30	$ 1,758,527
	Total Protection-Safety	$1,758,527

	Publishing — 0.0%†
985,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.677% (Term SOFR + 525 bps), 4/9/29	$ 977,789
	Total Publishing	$977,789

	Racetracks — 0.0%†
485,000	Churchill Downs Inc., 2021 Incremental Term B Loan, 7.43% (Term SOFR + 200 bps), 3/17/28	$ 485,809
	Total Racetracks	$485,809

	Recreational Centers — 0.1%
2,220,288	Fitness International LLC, Term B Loan, 10.577% (Term SOFR + 525 bps), 2/12/29	$ 2,198,085
	Total Recreational Centers	$2,198,085

	REITS-Storage — 0.0%†
1,031,415	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 7.58% (Term SOFR + 225 bps), 1/31/31	$ 1,030,126
	Total REITS-Storage	$1,030,126

The accompanying notes are an integral part of these financial statements.
24Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.1%
1,920,594	Avis Budget Car Rental LLC, New Tranche B Term Loan, 7.195% (Term SOFR + 175 bps), 8/6/27	$ 1,917,392
2,000,000	United Rentals (North America), Inc., Restatement Term Loan, 7.077% (Term SOFR + 175 bps), 2/14/31	2,008,750
	Total Rental Auto & Equipment	$3,926,142

	Retail — 0.1%
1,131,667	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 9.93% (Term SOFR + 450 bps), 11/9/27	$ 1,137,325
938,382	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.821% (Term SOFR + 325 bps), 3/3/28	870,203
731,250	PetSmart LLC, Initial Term Loan, 9.18% (Term SOFR + 375 bps), 2/11/28	730,205
729,858	RVR Dealership Holdings LLC, Term Loan, 9.179% (Term SOFR + 375 bps), 2/8/28	684,850
	Total Retail	$3,422,583

	Security Services — 0.1%
1,393,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Amendment No. 3 Term Loan, 10.08% (Term SOFR + 475 bps), 5/12/28	$ 1,398,846
1,950,000	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.18% (Term SOFR + 375 bps), 5/12/28	1,949,865
1,500,000	Garda World Security Corp., Fourth Additional Term Loan, 9.583% (Term SOFR + 425 bps), 2/1/29	1,504,376
	Total Security Services	$4,853,087

	Telephone-Integrated — 0.1%
1,867,211	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.195% (Term SOFR + 175 bps), 3/1/27	$ 1,856,708
	Total Telephone-Integrated	$1,856,708

	Television — 0.0%†
1,650,000	Gray Television, Inc., Term E Loan, 7.94% (Term SOFR + 250 bps), 1/2/26	$ 1,632,469
	Total Television	$1,632,469

	Textile-Home Furnishings — 0.0%†
884,250	Runner Buyer, Inc., Initial Term Loan, 10.958% (Term SOFR + 550 bps), 10/20/28	$ 674,977
	Total Textile-Home Furnishings	$674,977

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2425

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Transportation - Trucks — 0.0%†
1,462,500	Carriage Purchaser, Inc., Term B Loan, 9.695% (Term SOFR + 425 bps), 9/30/28	$ 1,467,070
	Total Transportation - Trucks	$1,467,070

	Total Senior Secured Floating Rate Loan Interests (Cost $130,045,950)	$127,551,081

	Asset Backed Securities — 32.4% of Net Assets
25,885(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.79% (1 Month Term SOFR + 46 bps), 9/15/45 (144A)	$ 25,772
305,433(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.64% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	300,238
426,957(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 5.64% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	416,890
732,789(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.67% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	724,269
3,254,167(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 6.677% (3 Month Term SOFR + 136 bps), 10/23/34 (144A)	3,252,686
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 11.048% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	3,999,116
15,560,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 7.57% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	15,328,934
5,000,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.529% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	4,998,625
2,005,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class B1, 7.929% (3 Month Term SOFR + 261 bps), 1/20/32 (144A)	2,004,858
20,929,880(a)	ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, 6.981% (3 Month Term SOFR + 166 bps), 11/18/31 (144A)	20,909,139
501,661	ACC Auto Trust, Series 2022-A, Class A, 4.58%, 7/15/26 (144A)	499,650
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,933,483
3,617,095	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	3,624,379
The accompanying notes are an integral part of these financial statements.
26Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
24,804	ACHV ABS Trust, Series 2023-3PL, Class A, 6.60%, 8/19/30 (144A)	$ 24,810
1,250,000	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17%, 8/19/30 (144A)	1,256,248
1,927,983	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81%, 11/25/30 (144A)	1,930,699
18,620,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	18,797,309
13,077,667	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	13,126,324
5,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	5,099,144
8,619,098(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.591% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	8,567,219
4,517,356(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 6.64% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	4,485,510
19,620,798(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 6.84% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	19,519,724
4,075,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	4,100,385
5,190,371	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	5,214,033
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,554,851
1,847,223(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 6.579% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	1,841,925
1,879,167(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 6.576% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	1,878,355
2,950,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.01%, 11/15/27 (144A)	2,940,636
10,825,000	American Credit Acceptance Receivables Trust, Series 2021-2, Class F, 3.73%, 1/13/28 (144A)	10,566,839
8,022,493	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86%, 10/13/28 (144A)	7,995,057
1,960,312	American Credit Acceptance Receivables Trust, Series 2023-1, Class A, 5.45%, 9/14/26 (144A)	1,959,475
5,230,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	5,354,654
900,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	890,209
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2427

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,552,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	$ 3,516,846
682,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/52 (144A)	677,226
5,778,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class F, 5.885%, 4/17/52 (144A)	5,743,476
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	1,039,689
3,530,804(a)	Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, 6.049% (SOFR30A + 73 bps), 10/19/26	3,536,630
6,401(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 6.479% (1 Month Term SOFR + 115 bps), 7/25/32	6,528
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,699,228
1,805,755	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,697,482
2,496,810	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	2,319,043
3,889,947	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	3,477,622
3,666,667(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 6.586% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	3,666,483
1,000,000(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class C, 7.476% (3 Month Term SOFR + 216 bps), 7/15/30 (144A)	997,248
2,675,552	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	2,633,902
11,250,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	11,245,663
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 8.429% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	246,071
167,397	Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26 (144A)	166,626
12,491,704(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 7.818% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	12,498,912
3,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	3,267,295
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,516,676
The accompanying notes are an integral part of these financial statements.
28Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,169,855	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.63%, 7/15/26 (144A)	$ 2,170,996
3,000,000	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	3,006,478
5,500,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.802%, 11/15/48 (144A)	5,402,009
4,892,332(a)	Barings Middle Market CLO, Ltd., Series 2018-IA, Class A1, 7.106% (3 Month Term SOFR + 179 bps), 1/15/31 (144A)	4,888,482
8,500,000(a)(d)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 6.422% (SOFR30A + 110 bps), 12/26/31 (144A)	8,500,000
2,000,000(a)(d)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 6.822% (SOFR30A + 150 bps), 12/26/31 (144A)	2,000,000
3,237,514	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	3,243,286
118,262(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 6.344% (1 Month Term SOFR + 101 bps), 10/27/32	117,499
632,953	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	617,960
1,674,597	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	1,668,940
4,510,871	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	4,607,101
5,500,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	5,506,322
918,635(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 6.63% (3 Month Term SOFR + 131 bps), 4/24/29 (144A)	918,422
2,988,127	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,629,731
11,308,252	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	11,317,045
750,712	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	746,912
1,645,374	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	1,638,426
3,561,278	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	3,581,746
5,734,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	5,729,614
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2429

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.064% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	$ 5,502,618
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.814% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,492,668
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.564% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,841,915
3,710,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.611% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	3,709,933
8,116,873(a)	BRSP, Ltd., Series 2021-FL1, Class A, 6.591% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	8,016,200
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 8.19% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,914,114
296,139	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	273,103
7,702,858(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.669% (SOFR30A + 435 bps), 10/15/26 (144A)	7,697,654
3,680,000(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 7.494% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	3,698,691
1,400,000(a)	Carlyle Direct Lending CLO LLC, Series 2015-1A, Class A2R, 7.776% (3 Month Term SOFR + 246 bps), 10/15/31 (144A)	1,399,917
461,781	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	460,726
3,740,908	CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26 (144A)	3,747,367
8,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	8,204,876
1,636,536	Cartiga Asset Finance Trust LLC, Series 2023-1, Class A, 7.00%, 3/15/35 (144A)	1,640,830
3,580,785	Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/26 (144A)	3,577,104
5,650,563	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	5,621,170
109,688	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	109,550
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	899,611
4,530,000	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	4,435,886
The accompanying notes are an integral part of these financial statements.
30Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,249,607	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	$ 6,262,722
2,088,191	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	2,096,612
6,592,939(a)	Centerstone SBA Trust, Series 2023-1, Class A, 9.35% (PRIME + 85 bps), 12/27/50 (144A)	6,463,460
4,713,743(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.976% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	4,710,236
568,621(a)	Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, 7.426% (3 Month Term SOFR + 211 bps), 10/15/31 (144A)	569,041
4,923,803(c)	CFMT LLC, Series 2021-HB7, Class A, 1.151%, 10/27/31 (144A)	4,792,281
9,000,000(c)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	8,542,277
6,450,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	6,062,489
4,726,422(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	4,621,392
164,833(a)	Chesapeake Funding II LLC, Series 2020-1A, Class A2, 6.083% (SOFR30A + 76 bps), 8/15/32 (144A)	164,836
3,285,523(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 6.569% (SOFR30A + 125 bps), 5/15/35 (144A)	3,297,686
5,790,139(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 6.419% (SOFR30A + 110 bps), 10/15/35 (144A)	5,803,122
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 8.18% (3 Month Term SOFR + 286 bps), 10/24/33 (144A)	1,457,414
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 13.74% (3 Month Term SOFR + 842 bps), 10/24/33 (144A)	4,907,540
3,600,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 6.477% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	3,598,254
4,238,056(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 6.844% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	4,225,559
1,467,988	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	1,444,392
254,739	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	244,816
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2431

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
55,323(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 6.894% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	$ 55,122
701,893(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 6.294% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	692,477
895,625(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.094% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	877,440
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,957
544,630(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 5.944% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	534,881
1,301,919(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 6.014% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	1,275,539
569,216(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 6.244% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	559,871
930,774(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 6.344% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	915,186
227,657	Conn's Receivables Funding LLC, Series 2021-A, Class C, 4.59%, 5/15/26 (144A)	227,351
898,562	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	900,938
3,680,803	Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29 (144A)	3,686,738
951,818	Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.95%, 8/15/26 (144A)	951,134
4,398,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,368,379
11,170,525	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	11,192,620
6,287,030	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	6,221,923
441,777	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	438,625
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 7.479% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,426,258
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1, 7.228% (3 Month Term SOFR + 191 bps), 4/17/33 (144A)	10,673,217
The accompanying notes are an integral part of these financial statements.
32Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	$ 35
2,500,000	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	2,373,344
1,918,658	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	1,903,909
11,388,282	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	11,421,178
441,759(a)	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 5.762% (1 Month Term SOFR + 44 bps), 12/11/34 (144A)	441,918
14,880,000	DT Auto Owner Trust, Series 2020-2A, Class E, 7.17%, 6/15/27 (144A)	14,948,564
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 7.579% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,897,227
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.829% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,459,577
5,455,633(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class BR, 7.576% (3 Month Term SOFR + 226 bps), 4/15/29 (144A)	5,449,365
3,362,500(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.326% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	3,356,888
250,000(a)	Elmwood CLO IV, Ltd., Series 2020-1A, Class X, 6.276% (3 Month Term SOFR + 96 bps), 4/15/33 (144A)	249,988
2,603,833	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.73%, 4/15/26 (144A)	2,598,084
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,440,411
1,877,624	Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.58%, 4/15/26	1,877,394
368,124	Exeter Automobile Receivables Trust, Series 2023-2A, Class A2, 5.87%, 11/17/25	368,180
590,641	FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33 (144A)	584,956
442,981	FCI Funding LLC, Series 2021-1A, Class B, 1.53%, 4/15/33 (144A)	438,357
5,333,913	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	5,384,750
1,581,352	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	1,547,267
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2433

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
941,049	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	$ 914,747
4,906,488	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	4,931,699
2,541,661	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	2,546,814
3,538,401	Flagship Credit Auto Trust, Series 2023-1, Class A2, 5.38%, 12/15/26 (144A)	3,530,795
1,652,661(a)	Ford Credit Auto Owner Trust, Series 2023-A, Class A2B, 6.039% (SOFR30A + 72 bps), 3/15/26	1,654,236
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.569% (SOFR30A + 125 bps), 5/15/28 (144A)	4,159,670
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	993,593
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 6.709% (3 Month Term SOFR + 139 bps), 10/20/32 (144A)	4,999,725
8,250,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.126% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	8,219,846
1,313,576(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 6.947% (3 Month Term SOFR + 162 bps), 7/10/30 (144A)	1,311,405
5,041,152(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.684% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	5,035,425
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 7.964% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,872,796
3,696,115	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	3,357,333
2,099,554	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,930,780
1,369,859	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.43%, 10/15/26 (144A)	1,368,449
64,491	Freed ABS Trust, Series 2021-1CP, Class C, 2.83%, 3/20/28 (144A)	64,385
925,964	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	906,305
21,465	Freed ABS Trust, Series 2022-3FP, Class B, 5.79%, 8/20/29 (144A)	21,458
15,012,005(a)	FS Rialto, Series 2021-FL3, Class A, 6.691% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	14,941,849
The accompanying notes are an integral part of these financial statements.
34Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	$ 11,591,432
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	919,535
348,361	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class C, 4.57%, 4/15/26 (144A)	347,582
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,330,789
4,066,158	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class A2, 5.98%, 8/17/26 (144A)	4,067,973
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,753,787
4,626,291	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class A2, 5.70%, 1/15/27 (144A)	4,617,535
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,253,358
3,903,509	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	3,919,110
6,249,510	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	6,294,064
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,519,189
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,961,901
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.469% (SOFR30A + 115 bps), 6/15/28 (144A)	5,565,775
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 12.079% (3 Month Term SOFR + 676 bps), 4/20/34 (144A)	498,400
4,346,372(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 7.134% (3 Month Term SOFR + 186 bps), 11/5/29 (144A)	4,343,564
14,166,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 7.534% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	14,154,951
9,655,507(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 6.914% (3 Month Term SOFR + 164 bps), 5/5/30 (144A)	9,656,878
6,042,662(a)	Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A1R, 6.954% (3 Month Term SOFR + 168 bps), 8/5/30 (144A)	6,030,257
6,512,384(a)	Golub Capital Partners CLO 34M, Ltd., Series 2017-34A, Class AR, 7.234% (3 Month Term SOFR + 196 bps), 3/14/31 (144A)	6,511,576
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2435

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Golub Capital Partners CLO 35B, Ltd., Series 2017-35A, Class BR, 7.629% (3 Month Term SOFR + 231 bps), 7/20/29 (144A)	$ 3,000,159
18,620,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 7.184% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	18,495,227
5,000,000(a)	Golub Capital Partners CLO 46M, Ltd., Series 2019-46A, Class A1A, 7.379% (3 Month Term SOFR + 206 bps), 4/20/32 (144A)	5,008,650
15,113,254(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.308% (SOFR90A + 195 bps), 9/1/26 (144A)	15,212,863
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.458% (SOFR90A + 310 bps), 9/1/26 (144A)	5,241,512
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.858% (SOFR90A + 450 bps), 9/1/26 (144A)	3,216,929
6,228,096(a)	Gracie Point International Funding, Series 2023-2A, Class A, 7.608% (SOFR90A + 225 bps), 3/1/27 (144A)	6,279,676
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 7.058% (SOFR90A + 170 bps), 3/1/28 (144A)	5,012,894
6,750,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30 (144A)	6,788,781
2,346,667(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 6.776% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	2,332,059
6,748,481(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.70% (SOFR30A + 325 bps), 10/25/50 (144A)	6,759,849
6,410,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26 (144A)	6,155,926
2,083,158(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 6.441% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	2,059,860
5,167,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,023,314
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	1,493,423
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 12.941% (3 Month Term SOFR + 762 bps), 7/28/34 (144A)	3,295,788
2,711,411(a)	Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 Month Term SOFR + 121 bps), 1/17/38 (144A)	2,718,025
The accompanying notes are an integral part of these financial statements.
36Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,250,000(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 6.516% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	$ 2,248,767
7,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 7.179% (3 Month Term SOFR + 186 bps), 7/20/33 (144A)	6,970,691
8,653,075(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.069% (SOFR30A + 175 bps), 11/25/53 (144A)	8,728,379
17,007,284(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.019% (SOFR30A + 170 bps), 3/25/54 (144A)	17,134,744
11,113,432(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.92% (SOFR30A + 160 bps), 5/25/54 (144A)	11,183,751
569,091	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class B, 0.875%, 9/25/28 (144A)	563,076
130,764	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class C, 1.024%, 9/25/28 (144A)	129,383
126,465	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class D, 1.174%, 9/25/28 (144A)	125,130
4,000,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	3,949,693
966,305	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	949,160
86,967	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class C, 0.969%, 12/26/28 (144A)	85,428
171,788	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	168,745
312,304	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	303,143
8,401,056	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, 2/17/26 (144A)	8,393,643
2,524,930	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26 (144A)	2,523,407
3,110,000	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	3,105,282
249,156(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 5.994% (1 Month Term SOFR + 66 bps), 11/25/42 (144A)	248,993
5,831,600(a)	LCM XVIII LP, Series 18A, Class A1R, 6.599% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	5,837,250
11,050,000	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	11,191,070
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2437

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,060,000	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	$ 12,043,924
4,279,530	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30 (144A)	4,277,862
4,020,562	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	4,000,412
559,257	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	545,681
2,119,539	LFS LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	2,046,950
5,638,686	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	5,629,303
2,153,496	Libra Solutions LLC, Series 2022-1A, Class A, 4.75%, 5/15/34 (144A)	2,138,990
6,075,087	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	6,063,654
2,733,832	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	2,747,501
3,604,085	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	3,611,068
4,499,359	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	4,538,866
1,349,778	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,197,118
3,550,777(a)	Madison Park Funding XXX LTD, Series 2018-30A, Class A, 6.326% (3 Month Term SOFR + 101 bps), 4/15/29 (144A)	3,548,387
5,000,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 6.525% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	4,999,710
500,000(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 6.903% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	499,942
348,087	Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/32 (144A)	347,529
8,518,349	Marlette Funding Trust, Series 2023-2A, Class A, 6.04%, 6/15/33 (144A)	8,512,824
2,302,811	Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 9/15/33 (144A)	2,305,437
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.729% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,463,330
3,558,437(a)	MCF CLO VIII, Ltd., Series 2018-1A, Class A2AR, 7.96% (3 Month Term SOFR + 266 bps), 7/18/30 (144A)	3,561,177
The accompanying notes are an integral part of these financial statements.
38Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
12,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	$ 12,077,056
3,000,000	Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C, 10.83%, 3/22/27 (144A)	3,000,447
12,000,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	12,100,654
4,006,349(a)	MF1, Ltd., Series 2020-FL4, Class A, 7.14% (1 Month Term SOFR + 181 bps), 11/15/35 (144A)	4,008,853
810,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 8.241% (1 Month Term SOFR + 291 bps), 10/16/36 (144A)	742,920
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 7.096% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	8,304,110
9,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23%, 7/17/28 (144A)	9,578,366
2,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	2,514,933
19,710,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	19,996,250
1,862,979(a)	MJX Venture Management II LLC, Series 2014-18RR, Class A, 6.798% (3 Month USD LIBOR + 122 bps), 10/16/29 (144A)	1,863,311
1,000,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class C, 8.587% (3 Month Term SOFR + 326 bps), 11/22/30 (144A)	998,861
1,100,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class D, 9.637% (3 Month Term SOFR + 431 bps), 11/22/30 (144A)	1,083,543
62,432(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 6.004% (1 Month Term SOFR + 67 bps), 2/25/36	61,700
1,000,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 7.13% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	999,848
1,401,485	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	1,303,503
680,076	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	660,385
1,049,628(a)	National Collegiate Trust, Series 2007-A, Class A, 5.739% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	1,022,987
684,259	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	601,258
2,947,818(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 6.035% (SOFR30A + 71 bps), 12/26/69 (144A)	2,905,000
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2439

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,073,231(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 5.715% (SOFR90A + 36 bps), 3/23/37	$ 3,039,262
770,635	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	696,728
3,939,468(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 6.133% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	3,896,250
2,250,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 6.479% (3 Month Term SOFR + 116 bps), 4/20/34 (144A)	2,249,136
5,700,000(a)	Newday Funding Master Issuer Plc, Series 2023-1A, Class A2, 7.079% (SOFR + 175 bps), 11/15/31 (144A)	5,738,783
1,258,257(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.95% (PRIME - 55 bps), 2/25/44 (144A)	1,248,641
1,258,257(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 9.25% (PRIME + 75 bps), 2/25/44 (144A)	1,251,037
2,450,001(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 7.60% (PRIME - 90 bps), 12/25/44 (144A)	2,427,351
522,667(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 8.75% (PRIME + 25 bps), 12/25/44 (144A)	516,290
2,664,173(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 8.25% (PRIME - 25 bps), 12/25/48 (144A)	2,619,845
3,892,729(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00% (PRIME - 50 bps), 7/25/50 (144A)	3,882,233
5,500,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 6.222% (SOFR30A + 90 bps), 3/15/29 (144A)	5,507,483
63,032	NMEF Funding LLC, Series 2021-A, Class B, 1.85%, 12/15/27 (144A)	62,700
3,807,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	3,764,571
6,754,299	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	6,805,775
84,572(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.344% (1 Month Term SOFR + 89 bps), 5/25/33	81,376
1,500,000(a)	Ocean Trails CLO XII, Ltd., Series 2022-12A, Class E, 13.428% (3 Month Term SOFR + 811 bps), 7/20/35 (144A)	1,486,152
4,700,000(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 6.341% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,699,450
792,261	Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (144A)	783,438
The accompanying notes are an integral part of these financial statements.
40Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	$ 2,621,626
254,456	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	248,754
32,273	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	32,009
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,737,729
2,496,128	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	2,498,180
7,880,615	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	7,884,268
7,899,414	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	7,957,941
2,335,112	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	2,245,048
1,167,556	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	1,092,273
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	9,433,816
4,008,719	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	4,009,883
2,590,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	2,583,701
39,258	Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.27%, 5/10/26 (144A)	39,236
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 8.528% (3 Month Term SOFR + 321 bps), 4/17/31 (144A)	3,965,864
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.129% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	10,932,405
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 7.181% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,575,053
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,196,406
5,537,892	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	5,207,585
3,627,340	Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29 (144A)	3,591,925
6,519,103	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	6,601,076
10,785,552	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	10,835,120
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2441

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
14,604,186	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	$ 14,704,926
6,044,276	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	6,060,033
2,064,003(c)	Pagaya AI Debt Trust, Series 2023-5, Class AB, 7.31%, 4/15/31 (144A)	2,073,262
2,249,981	Pagaya AI Debt Trust, Series 2023-5, Class B, 7.625%, 4/15/31 (144A)	2,270,798
16,943,686	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	17,096,923
6,260,000	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	6,281,521
13,147,651	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	13,245,719
4,030,000	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	4,035,367
6,000,000	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	5,996,135
7,500,000	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	7,498,964
2,000,000(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 6.507% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,999,870
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 10.581% (3 Month Term SOFR + 526 bps), 5/20/29 (144A)	1,241,379
12,355,854(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 6.367% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	12,352,382
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,042,216
2,054,241	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,984,378
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,271,450
3,734,705	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	3,755,093
10,868,770	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	10,982,208
8,745,371	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	8,756,285
4,000,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2, 7.648% (3 Month Term SOFR + 235 bps), 4/20/37 (144A)	4,002,732
The accompanying notes are an integral part of these financial statements.
42Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,500,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, 4/15/26 (144A)	$ 2,494,792
5,350,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	5,341,776
4,009,899	Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.88%, 3/16/26 (144A)	4,008,615
2,793,213(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 6.694% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	2,772,282
782,642	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29 (144A)	785,202
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,744,856
6,436,863	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	6,449,766
12,300,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,346,665
8,135,302	Reach ABS Trust, Series 2023-1A, Class A, 7.05%, 2/18/31 (144A)	8,157,334
232,869	Reach Financial LLC, Series 2022-1A, Class A, 3.76%, 11/15/29 (144A)	232,237
3,633,919(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 8.00% (PRIME - 50 bps), 12/27/44 (144A)	3,635,840
10,989,528(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	11,146,569
1,422,352(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 6.379% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	1,421,807
2,382,353(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 6.444% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	2,375,806
3,000,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 6.529% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	2,999,850
510,876	Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/30 (144A)	504,896
10,898,817	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	10,991,619
683,477(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	663,998
1,119,333(a)	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 6.681% (3 Month Term SOFR + 136 bps), 5/20/31 (144A)	1,119,601
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2443

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 9.441% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	$ 7,598,250
13,166,417	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	13,181,248
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,501,757
8,423,968	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	8,376,928
2,661,994	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	2,658,684
1,863,396	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	1,863,054
660,330	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	650,843
3,857	Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (144A)	3,852
779,469	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	758,098
2,500,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	2,461,517
939,805	Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 2/16/27	935,388
4,440,230	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.31%, 7/15/27	4,451,464
233,263	SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.83%, 8/21/28 (144A)	230,875
317,934	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	300,623
1,466,667(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 6.629% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	1,466,187
3,228,574(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 5.831% (3 Month Term SOFR + 50 bps), 12/16/41	3,178,996
2,118,325(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 6.16% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	2,108,392
4,880,751(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 7.119% (SOFR30A + 180 bps), 10/16/56 (144A)	4,975,869
6,658,450(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 6.869% (SOFR30A + 155 bps), 11/15/52 (144A)	6,713,585
The accompanying notes are an integral part of these financial statements.
44Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
322,974	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31 (144A)	$ 322,863
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.186% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	2,970,522
1,608,172	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,492,054
4,722,540(a)	STAR Trust, Series 2021-SFR2, Class A, 6.39% (1 Month Term SOFR + 106 bps), 1/17/39 (144A)	4,714,414
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 7.44% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	5,997,493
1,699,804	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,579,218
7,996,077(a)	STWD, Ltd., Series 2021-FL2, Class A, 6.641% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	7,868,107
6,000,000(a)	STWD, Ltd., Series 2021-SIF1, Class A, 7.076% (3 Month Term SOFR + 176 bps), 4/15/32 (144A)	5,992,908
3,320,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 7.926% (3 Month Term SOFR + 261 bps), 4/15/32 (144A)	3,292,716
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 6.864% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	11,984,968
6,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 9.164% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	6,047,041
1,839,007(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 6.536% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	1,838,975
2,500,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 6.529% (3 Month Term SOFR + 121 bps), 7/20/34 (144A)	2,498,958
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,657,102
136,315(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 6.044% (1 Month Term SOFR + 71 bps), 1/25/46 (144A)	136,256
11,000,000(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 6.494% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	10,934,018
22,158,567(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	22,160,796
11,500,000(a)	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A1, 5.97% (1 Month Term SOFR + 64 bps), 1/15/25 (144A)	11,451,654
2,280,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class A2, 1.08%, 1/15/25 (144A)	2,234,186
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2445

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class B, 1.78%, 1/15/25 (144A)	$ 1,931,276
1,968,574	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	1,958,109
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,883,406
2,421,356	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 8/17/26 (144A)	2,421,804
9,202,989	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	9,211,847
3,750,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,751,095
3,450,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 6.506% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	3,431,767
631,763	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	627,762
1,260,284	United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.41%, 12/10/25 (144A)	1,259,433
8,350	Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28 (144A)	8,299
302,360	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	291,693
1,140,540	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	1,109,526
2,129,023	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	2,070,196
100,077	Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/31 (144A)	99,811
1,491,879	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	1,500,496
4,806,195	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	4,814,188
2,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,977,095
9,600,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	9,429,824
3,205,775	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	3,218,790
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,112,007
908,150	VFI ABS LLC, Series 2022-1A, Class A, 2.23%, 3/24/28 (144A)	896,733
9,495,374	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	9,532,844
The accompanying notes are an integral part of these financial statements.
46Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,016,273(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 6.521% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	$ 2,018,713
215,127	Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/34 (144A)	213,308
258,152	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	256,660
3,040,899	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	2,899,680
4,161,062	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	4,150,745
3,628,306(a)	Westlake Automobile Receivables Trust, Series 2023-1A, Class A2B, 6.169% (SOFR30A + 85 bps), 6/15/26 (144A)	3,631,038
4,871,462(a)	Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 6.069% (SOFR30A + 75 bps), 7/15/26 (144A)	4,876,357
6,525,248	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,227,116
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 5.724% (1 Month Term SOFR + 39 bps), 5/25/28	4,134
5,000,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.476% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	5,000,465
10,521,871(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.825% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	10,555,783
2,948,142(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 6.169% (SOFR30A + 85 bps), 3/15/27	2,954,642
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.576% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,522,958
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.576% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	5,823,216
	Total Asset Backed Securities (Cost $1,721,009,840)	$1,713,764,682

	Collateralized Mortgage Obligations—9.6% of Net Assets
22,252(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.027%, 6/25/30	$ 22,197
2,800,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 7.944% (1 Month Term SOFR + 261 bps), 7/25/29 (144A)	2,805,549
6,613,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.32% (SOFR30A + 100 bps), 9/25/31 (144A)	6,613,191
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2447

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 6.87% (SOFR30A + 155 bps), 9/25/31 (144A)	$ 14,940,044
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 9.02% (SOFR30A + 370 bps), 1/26/32 (144A)	16,242,147
434,774(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	401,397
22,423(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	21,921
1,867,884(c)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	1,839,791
8,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	6,972,960
7,226,691(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 6.52% (SOFR30A + 120 bps), 2/25/50 (144A)	7,180,172
1,870,438(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.67% (SOFR30A + 135 bps), 2/25/50 (144A)	1,847,636
1,076,919(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.87% (SOFR30A + 155 bps), 2/25/50 (144A)	1,032,791
8,929,001(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.585% (SOFR30A + 226 bps), 11/25/39 (144A)	8,994,584
4,859,431(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 6.17% (SOFR30A + 85 bps), 12/25/41 (144A)	4,856,970
8,256,029(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 6.32% (SOFR30A + 100 bps), 12/25/41 (144A)	8,256,049
2,515,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.22% (SOFR30A + 190 bps), 12/25/41 (144A)	2,532,369
4,648,826(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 6.52% (SOFR30A + 120 bps), 1/25/42 (144A)	4,656,912
17,270,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.32% (SOFR30A + 300 bps), 1/25/42 (144A)	17,745,509
6,498,876(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 7.32% (SOFR30A + 200 bps), 3/25/42 (144A)	6,575,057
2,529,833(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.821% (SOFR30A + 250 bps), 9/25/42 (144A)	2,571,463
The accompanying notes are an integral part of these financial statements.
48Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,072,166(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.721% (SOFR30A + 240 bps), 12/25/42 (144A)	$ 8,289,146
3,975,859(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.62% (SOFR30A + 230 bps), 1/25/43 (144A)	4,070,267
3,089,078(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.82% (SOFR30A + 250 bps), 4/25/43 (144A)	3,150,080
4,740,357(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.02% (SOFR30A + 170 bps), 7/25/43 (144A)	4,782,127
1,520,427(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 7.271% (SOFR30A + 195 bps), 9/25/43 (144A)	1,534,674
4,754,465(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.37% (SOFR30A + 105 bps), 1/25/44 (144A)	4,755,303
4,038,599(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 6.42% (SOFR30A + 110 bps), 2/25/44 (144A)	4,039,850
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.77% (SOFR30A + 345 bps), 4/25/34 (144A)	3,437,196
6,860,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.32% (SOFR30A + 200 bps), 9/26/33 (144A)	6,886,911
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.27% (SOFR30A + 395 bps), 9/26/33 (144A)	6,994,384
7,265,334(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 8.285% (SOFR30A + 296 bps), 11/25/29	7,585,302
2,597,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 8.235% (SOFR30A + 291 bps), 2/25/30	2,698,596
569,497(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1EB1, 5.885% (SOFR30A + 56 bps), 7/25/30	569,781
4,584,575(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 7.985% (SOFR30A + 266 bps), 12/25/30	4,751,197
856,120(a)	Fannie Mae Trust, Series 2003-W6, Class F, 5.785% (SOFR30A + 46 bps), 9/25/42	850,782
294,721(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.655% (SOFR30A + 33 bps), 3/25/45	291,845
26,126(c)	Fannie Mae Trust, Series 2005-W3, Class 3A, 4.263%, 4/25/45	24,920
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2449

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
29,249(c)	Fannie Mae Trust, Series 2005-W4, Class 3A, 4.215%, 6/25/45	$ 28,317
263,177(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.695% (SOFR30A + 37 bps), 11/25/46	260,549
54,429(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 5.883% (SOFR30A + 56 bps), 12/15/28	54,167
30,073(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 5.783% (SOFR30A + 46 bps), 2/15/29	29,879
4,344(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 5.783% (SOFR30A + 46 bps), 5/15/29	4,338
45,941(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 6.033% (SOFR30A + 71 bps), 4/15/28	45,947
16,124(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 6.383% (SOFR30A + 106 bps), 10/15/31	16,227
17,600(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 6.033% (SOFR30A + 71 bps), 11/15/31	17,535
42,874(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 6.033% (SOFR30A + 71 bps), 6/15/31	42,733
40,731(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 6.133% (SOFR30A + 81 bps), 3/15/32	40,788
105,316(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.433% (SOFR30A + 111 bps), 3/15/32	106,361
137,946(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.433% (SOFR30A + 111 bps), 3/15/32	139,274
88,980(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 6.433% (SOFR30A + 111 bps), 3/15/32	89,863
28,300(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 6.033% (SOFR30A + 71 bps), 9/15/32	28,175
27,286(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 5.783% (SOFR30A + 46 bps), 12/15/32	27,070
The accompanying notes are an integral part of these financial statements.
50Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
157,744(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 5.833% (SOFR30A + 51 bps), 1/15/33	$ 156,900
96,685(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 5.833% (SOFR30A + 51 bps), 2/15/33	95,986
42,879(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 5.983% (SOFR30A + 66 bps), 2/15/33	42,630
3,621(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 5.933% (SOFR30A + 61 bps), 12/15/32	3,594
52,054(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 6.934% (SOFR30A + 161 bps), 5/15/33	52,444
75,198(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 5.833% (SOFR30A + 51 bps), 6/15/33	74,755
38,935(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 6.433% (SOFR30A + 111 bps), 11/15/33	39,438
43,767(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.683% (SOFR30A + 36 bps), 1/15/35	43,441
171,235(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 5.773% (SOFR30A + 45 bps), 5/15/35	169,043
29,769(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 5.683% (SOFR30A + 36 bps), 8/15/35	29,654
39,016(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.683% (SOFR30A + 36 bps), 8/15/35	38,773
32,546(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 5.783% (SOFR30A + 46 bps), 11/15/35	32,108
19,868(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.733% (SOFR30A + 41 bps), 1/15/36	19,656
65,593(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 5.783% (SOFR30A + 46 bps), 2/15/36	64,899
134,510(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.733% (SOFR30A + 41 bps), 2/15/36	132,778
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2451

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
63,510(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 5.733% (SOFR30A + 41 bps), 3/15/36	$ 63,011
38,729(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 5.733% (SOFR30A + 41 bps), 4/15/36	38,424
117,547(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.853% (SOFR30A + 53 bps), 6/15/36	115,632
277,141(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 5.743% (SOFR30A + 42 bps), 6/15/36	273,155
159,427(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.933% (SOFR30A + 61 bps), 7/15/36	157,921
14,472(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 5.833% (SOFR30A + 51 bps), 7/15/36	14,331
117,081(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 5.853% (SOFR30A + 53 bps), 9/15/36	115,567
37,436(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 5.833% (SOFR30A + 51 bps), 9/15/36	36,949
126,477(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.783% (SOFR30A + 46 bps), 11/15/36	124,491
62,966(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.783% (SOFR30A + 46 bps), 11/15/36	62,000
105,148(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 5.683% (SOFR30A + 36 bps), 8/15/36	102,667
169,970(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 5.733% (SOFR30A + 41 bps), 1/15/37	165,939
88,660(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 5.673% (SOFR30A + 35 bps), 7/15/34	87,142
8,206(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 5.773% (SOFR30A + 45 bps), 5/15/37	8,059
246,426(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.013% (SOFR30A + 69 bps), 10/15/37	244,588
The accompanying notes are an integral part of these financial statements.
52Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
28,472(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 6.053% (SOFR30A + 73 bps), 10/15/37	$ 28,310
88,842(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 6.50% (SOFR30A + 136 bps), 5/15/37	89,578
153,022(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.133% (SOFR30A + 81 bps), 12/15/39	152,877
43,307(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 5.783% (SOFR30A + 46 bps), 7/15/40	43,114
13,179(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 5.783% (SOFR30A + 46 bps), 5/15/41	13,051
9,685(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.633% (SOFR30A + 31 bps), 8/15/26	9,671
11,380(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3982, Class FL, 5.983% (SOFR30A + 66 bps), 12/15/39	11,377
26,138(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 5.783% (SOFR30A + 46 bps), 12/15/41	25,902
3,027(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.933% (SOFR30A + 61 bps), 7/18/27	2,999
1,011(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 5.15% (1 Year CMT Index + 35 bps), 3/25/28	1,006
18,905(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 5.985% (SOFR30A + 66 bps), 12/25/30	18,821
67,117(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 6.035% (SOFR30A + 71 bps), 7/25/31	66,874
23,821(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 5.935% (SOFR30A + 61 bps), 8/25/31	23,717
138,697(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 6.035% (SOFR30A + 71 bps), 11/25/31	138,196
61,027(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 6.035% (SOFR30A + 71 bps), 11/25/31	60,961
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2453

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
40,149(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 6.035% (SOFR30A + 71 bps), 7/25/31	$ 39,999
73,660(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.335% (SOFR30A + 101 bps), 12/25/31	74,018
25,859(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.083% (SOFR30A + 76 bps), 1/18/32	25,828
51,688(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 6.135% (SOFR30A + 81 bps), 1/25/32	51,763
114,499(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 6.335% (SOFR30A + 101 bps), 3/25/32	114,959
75,421(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.933% (SOFR30A + 61 bps), 5/18/32	75,307
80,570(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 6.435% (SOFR30A + 111 bps), 7/25/32	81,375
27,812(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 6.035% (SOFR30A + 71 bps), 8/25/32	27,771
55,055(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 6.035% (SOFR30A + 71 bps), 12/25/32	55,072
37,902(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 5.935% (SOFR30A + 61 bps), 12/25/32	37,730
50,127(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 5.935% (SOFR30A + 61 bps), 9/25/32	49,772
27,795(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 6.085% (SOFR30A + 76 bps), 4/25/30	27,810
53,441(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.935% (SOFR30A + 61 bps), 1/25/33	53,296
92,045(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 5.935% (SOFR30A + 61 bps), 11/25/33	91,763
137,167(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 5.935% (SOFR30A + 61 bps), 4/25/33	136,765
The accompanying notes are an integral part of these financial statements.
54Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
57,193(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.935% (SOFR30A + 61 bps), 5/25/33	$ 56,799
43,622(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 6.185% (SOFR30A + 86 bps), 2/25/33	43,749
58,834(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.785% (SOFR30A + 46 bps), 2/25/33	58,664
95,516(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.835% (SOFR30A + 51 bps), 7/25/34	95,050
24,769(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 5.885% (SOFR30A + 56 bps), 7/25/34	24,690
18,014(a)	Federal National Mortgage Association REMICs, Series 2004-79, Class FM, 5.735% (SOFR30A + 41 bps), 11/25/24	18,004
89,627(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.735% (SOFR30A + 41 bps), 10/25/35	88,604
89,717(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.745% (SOFR30A + 42 bps), 2/25/35	89,325
56,784(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.755% (SOFR30A + 43 bps), 11/25/36	56,069
18,076(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 5.735% (SOFR30A + 41 bps), 3/25/36	17,848
26,143(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 5.675% (SOFR30A + 35 bps), 12/25/36	25,710
60,562(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 5.745% (SOFR30A + 42 bps), 5/25/36	59,611
106,085(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.885% (SOFR30A + 56 bps), 6/25/36	105,253
41,492(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 5.725% (SOFR30A + 40 bps), 7/25/36	41,158
10,633(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 5.985% (SOFR30A + 66 bps), 8/25/36	10,502
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2455

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
21,432(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 6.005% (SOFR30A + 68 bps), 9/25/36	$ 21,284
19,828(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 5.985% (SOFR30A + 66 bps), 10/25/37	19,649
31,974(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 6.435% (SOFR30A + 111 bps), 3/25/37	32,422
29,445(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.055% (SOFR30A + 73 bps), 12/25/37	29,216
39,281(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.685% (SOFR30A + 36 bps), 3/25/37	38,234
66,304(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.685% (SOFR30A + 36 bps), 2/25/37	64,691
31,433(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.835% (SOFR30A + 51 bps), 5/25/37	30,963
129,210(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.675% (SOFR30A + 35 bps), 6/25/37	127,122
11,354(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 5.665% (SOFR30A + 34 bps), 6/25/37	11,210
36,345(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 5.685% (SOFR30A + 36 bps), 6/25/37	35,564
23,352(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 5.835% (SOFR30A + 51 bps), 7/25/37	23,274
81,239(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.635% (SOFR30A + 31 bps), 2/25/37	79,745
117,493(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 5.935% (SOFR30A + 61 bps), 9/25/37	113,853
155,756(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 6.035% (SOFR30A + 71 bps), 10/25/37	154,734
50,854(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 6.005% (SOFR30A + 68 bps), 9/25/37	50,135
The accompanying notes are an integral part of these financial statements.
56Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
29,430(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.985% (SOFR30A + 66 bps), 9/25/37	$ 29,117
15,268(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 5.885% (SOFR30A + 56 bps), 6/25/37	15,073
17,346(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 6.135% (SOFR30A + 81 bps), 2/25/38	17,295
85,586(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.655% (SOFR30A + 133 bps), 10/25/38	87,208
46,215(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 5.985% (SOFR30A + 66 bps), 1/25/40	45,807
22,370(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 6.035% (SOFR30A + 71 bps), 5/25/40	22,218
84,121(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 5.935% (SOFR30A + 61 bps), 5/25/40	83,407
81,467(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 5.935% (SOFR30A + 61 bps), 4/25/42	80,380
433,598(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, 6.07% (SOFR30A + 75 bps), 10/25/33 (144A)	433,334
4,823,364(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.97% (SOFR30A + 165 bps), 1/25/34 (144A)	4,840,444
2,842,468(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M1, 6.12% (SOFR30A + 80 bps), 10/25/41 (144A)	2,842,475
3,250,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.82% (SOFR30A + 150 bps), 10/25/41 (144A)	3,254,662
2,474,481(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.17% (SOFR30A + 85 bps), 11/25/41 (144A)	2,472,135
6,190,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.12% (SOFR30A + 180 bps), 11/25/41 (144A)	6,225,187
15,056,233(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class M2, 7.57% (SOFR30A + 225 bps), 8/25/33 (144A)	15,395,752
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2457

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,700,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.42% (SOFR30A + 210 bps), 9/25/41 (144A)	$ 4,713,148
8,340,647(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.27% (SOFR30A + 95 bps), 12/25/41 (144A)	8,299,545
18,900,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.82% (SOFR30A + 250 bps), 1/25/42 (144A)	19,219,032
1,881,468(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.47% (SOFR30A + 215 bps), 9/25/42 (144A)	1,905,022
3,984,229(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, 7.42% (SOFR30A + 210 bps), 3/25/42 (144A)	4,023,270
2,586,232(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.62% (SOFR30A + 230 bps), 8/25/42 (144A)	2,641,312
8,693,778(a)	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, 7.42% (SOFR30A + 210 bps), 3/25/43 (144A)	8,869,898
2,459,544(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.32% (SOFR30A + 200 bps), 5/25/43 (144A)	2,485,188
20,058(a)	Freddie Mac STACR Trust, Series 2019-FTR2, Class M1, 6.385% (SOFR30A + 106 bps), 11/25/48 (144A)	20,045
61,582(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.833% (SOFR30A + 51 bps), 5/15/36	60,821
58,158(a)	Freddie Mac STRIPS, Series 239, Class F29, 5.683% (SOFR30A + 36 bps), 8/15/36	57,313
251,417(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.733% (SOFR30A + 41 bps), 8/15/36	248,265
71,251(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.783% (SOFR30A + 46 bps), 12/15/36	70,412
4,845,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 8.085% (SOFR30A + 276 bps), 12/25/29	4,992,738
500,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1, 10.035% (SOFR30A + 471 bps), 12/25/42	548,414
2,718,193(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 7.885% (SOFR30A + 256 bps), 12/25/42	2,749,675
The accompanying notes are an integral part of these financial statements.
58Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
420,119(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.685% (SOFR30A + 136 bps), 12/25/42	$ 420,932
3,066,209(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, 7.62% (SOFR30A + 230 bps), 8/25/33 (144A)	3,126,829
5,603,338(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1A, 7.32% (SOFR30A + 200 bps), 6/25/43 (144A)	5,643,946
10,100(a)	Government National Mortgage Association, Series 2003-7, Class FB, 5.641% (1 Month Term SOFR + 31 bps), 1/16/33	10,067
191,719(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.693% (1 Month Term SOFR + 36 bps), 2/20/35	189,996
198,057(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.691% (1 Month Term SOFR + 36 bps), 1/16/35	196,836
67,888(a)	Government National Mortgage Association, Series 2008-69, Class FA, 5.943% (1 Month Term SOFR + 61 bps), 8/20/38	67,767
66,206(a)	Government National Mortgage Association, Series 2009-66, Class UF, 6.441% (1 Month Term SOFR + 111 bps), 8/16/39	66,954
47,543(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 6.121% (1 Month Term SOFR + 79 bps), 10/16/39	47,619
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.085% (SOFR30A + 176 bps), 5/25/29 (144A)	5,348,216
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.285% (SOFR30A + 296 bps), 7/25/33 (144A)	7,398,085
1,737,803(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.17% (SOFR30A + 285 bps), 10/25/34 (144A)	1,750,065
5,750,000(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.47% (SOFR30A + 215 bps), 10/25/33 (144A)	5,768,448
3,981,967	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	3,663,410
1,867,435(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.163%, 9/25/44 (144A)	1,818,088
7,161,574(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 6.194% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	6,907,083
1,173,668(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 6.194% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	1,128,055
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2459

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,104,376(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 6.756%, 4/25/46 (144A)	$ 6,665,577
6,719,487(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 6.756%, 4/25/46 (144A)	6,282,549
705,559(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.944% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	682,009
2,452,435(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 6.101%, 5/25/33 (144A)	2,370,646
2,286,058(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 6.101%, 5/25/33 (144A)	2,205,485
1,762,350(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 6.101%, 5/25/33 (144A)	1,689,268
97,289(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 6.745%, 12/25/44 (144A)	94,958
2,967,864(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 6.794% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	3,022,858
3,497(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.625%, 1/25/29	3,383
306,765(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 6.084% (1 Month Term SOFR + 75 bps), 1/25/29	269,025
102,463(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 6.345% (6 Month Term SOFR + 97 bps), 5/25/29	96,987
8,813(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 6.642% (6 Month Term SOFR + 143 bps), 7/25/29	8,590
51,147(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 7.423%, 9/25/29	48,416
1,390,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	1,390,441
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 6.872%, 6/25/44 (144A)	2,435,645
14,300,000(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 6.194% (1 Month Term SOFR + 86 bps), 5/25/55 (144A)	14,301,725
6,911,667(a)	NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 8.694% (1 Month Term SOFR + 336 bps), 5/25/55 (144A)	6,912,737
4,970,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.935% (SOFR30A + 361 bps), 7/25/29 (144A)	4,999,525
1,631,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1B, 9.785% (SOFR30A + 446 bps), 7/25/29 (144A)	1,643,839
The accompanying notes are an integral part of these financial statements.
60Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,437,416(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.385% (SOFR30A + 206 bps), 7/25/29 (144A)	$ 4,442,879
2,252,138(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 7.37% (SOFR30A + 205 bps), 10/25/33 (144A)	2,256,813
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 8.22% (SOFR30A + 290 bps), 4/25/34 (144A)	3,559,596
3,644,756	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	3,466,539
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,057,707
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	874,197
197,290(a)	Pepper Residential Securities Trust No. 25, Series 25A, Class A1U, 6.363% (1 Month Term SOFR + 104 bps), 3/12/61 (144A)	197,309
15,011,542(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 8.02% (SOFR30A + 270 bps), 12/27/33 (144A)	15,144,876
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.47% (SOFR30A + 315 bps), 12/27/33 (144A)	1,806,231
12,590,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 9.02% (SOFR30A + 370 bps), 11/25/31 (144A)	12,891,169
9,050,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.02% (SOFR30A + 270 bps), 7/25/33 (144A)	9,175,156
782,896(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 9.07% (SOFR30A + 375 bps), 9/25/32 (144A)	791,074
909,319(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.882% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	765,180
350,582(a)	RESIMAC Premier, Series 2020-1A, Class A1A, 6.485% (1 Month Term SOFR + 116 bps), 2/7/52 (144A)	350,702
8,010,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	8,009,819
3,375,831(c)	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	3,226,869
2,855,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,681,927
6,425,111(a)	STACR Trust, Series 2018-HRP1, Class B1, 9.185% (SOFR30A + 386 bps), 4/25/43 (144A)	6,655,027
2,374,021(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.044% (1 Month Term SOFR + 71 bps), 2/25/57 (144A)	2,412,300
1,189,537(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 6.444% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	1,206,960
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2461

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,505,270	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	$ 4,241,396
10,678,662(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	10,691,560
1,005,399(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.344% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	1,007,779
249,422(a)	Triangle Re, Ltd., Series 2021-2, Class M1B, 8.044% (1 Month Term SOFR + 271 bps), 10/25/33 (144A)	249,624
7,880,000(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.22% (SOFR30A + 290 bps), 2/25/34 (144A)	7,929,254
14,860,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.72% (SOFR30A + 340 bps), 11/25/33 (144A)	15,166,820
	Total Collateralized Mortgage Obligations (Cost $502,867,632)	$504,294,496

	Commercial Mortgage-Backed Securities—5.2% of Net Assets
3,490,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 6.769% (SOFR30A + 145 bps), 1/15/37 (144A)	$ 3,469,880
8,323,003(a)	AREIT Trust, Series 2021-CRE5, Class A, 6.521% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	8,265,876
8,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 6.973% (1 Month Term SOFR + 165 bps), 4/15/36 (144A)	7,992,806
1,969,508(a)	BDS, Series 2021-FL8, Class A, 6.361% (1 Month Term SOFR + 103 bps), 1/18/36 (144A)	1,962,245
3,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.491% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	3,482,909
12,000,000(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.71% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	11,850,000
3,909,651(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 6.836% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,868,111
9,300,000(a)	BX Trust, Series 2019-ATL, Class B, 6.827% (1 Month Term SOFR + 150 bps), 10/15/36 (144A)	9,230,913
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 6.473% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	6,821,170
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 6.59% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,170,982
The accompanying notes are an integral part of these financial statements.
62Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,066,902(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.294% (1 Month Term SOFR + 197 bps), 11/15/31 (144A)	$ 1,029,701
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.914% (1 Month Term SOFR + 159 bps), 11/15/38 (144A)	7,256,250
9,975,183(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 7.523% (1 Month Term SOFR + 220 bps), 5/15/36 (144A)	9,967,515
4,800,000(c)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	4,680,876
708,531(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.32% (SOFR30A + 200 bps), 1/25/51 (144A)	693,495
6,141,177(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 7.572% (1 Month Term SOFR + 225 bps), 12/15/36 (144A)	6,127,743
5,522,282(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class B, 6.683% (1 Month Term SOFR + 135 bps), 10/15/31 (144A)	5,161,470
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 6.523% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	7,172,200
7,400,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 7.57% (1 Month Term SOFR + 224 bps), 8/15/32 (144A)	7,307,500
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.694% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,944,628
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.094% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,800,553
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.99% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,081,887
7,500,000(a)	HPLY Trust, Series 2019-HIT, Class C, 7.035% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	7,434,375
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 7.212% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	3,414,021
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 7.54% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	2,808,690
5,700,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.533% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,504,316
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2463

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 7.06% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	$ 6,600,720
3,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	2,975,852
3,830,605(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 6.74% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	3,811,510
12,458,264(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 6.869% (SOFR30A + 155 bps), 1/17/37 (144A)	12,388,192
2,510,000(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 7.733% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	2,505,865
3,507,345(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.29% (1 Month Term SOFR + 96 bps), 7/15/36 (144A)	3,483,314
9,900,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 6.891% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	9,742,013
11,569,355(a)	MF1, Ltd., Series 2022-FL8, Class A, 6.676% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	11,497,359
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 6.873% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,426,540
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 6.623% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,382,245
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.205% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	5,461,091
1,661,750(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 6.394% (1 Month Term SOFR + 106 bps), 7/25/36 (144A)	1,648,265
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 7.844% (1 Month Term SOFR + 251 bps), 7/25/36 (144A)	2,031,627
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 8.344% (1 Month Term SOFR + 301 bps), 7/25/36 (144A)	1,401,214
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.394% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,603,064
6,065,930(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 7.703% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	6,077,299
The accompanying notes are an integral part of these financial statements.
64Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
12,177,677(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.54% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	$ 11,692,124
2,327,126(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	2,342,611
5,668,830(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	5,708,178
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.696% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	11,217,158
9,652,159(a)(f)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.19% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	8,676,644
2,713,120(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.84% (1 Month Term SOFR + 251 bps), 5/6/24 (144A)	2,699,561
1,639,376(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.696% (1 Month Term SOFR + 337 bps), 10/15/24 (144A)	1,639,605
	Total Commercial Mortgage-Backed Securities (Cost $287,986,113)	$275,512,163

	Corporate Bonds — 31.6% of Net Assets
	Airlines — 0.1%
4,527,182	Continental Airlines, Pass-Through Trust, Series 2012-2, 4.00%, 10/29/24	$ 4,471,534
	Total Airlines	$4,471,534

	Auto Manufacturers — 3.8%
9,600,000(a)	American Honda Finance Corp., 6.056% (SOFR + 71 bps), 1/9/26	$ 9,621,369
15,670,000(a)	American Honda Finance Corp., 6.132% (SOFR + 77 bps), 3/12/27	15,679,653
9,300,000(a)	American Honda Finance Corp., 6.269% (SOFR + 92 bps), 1/12/26	9,372,816
7,900,000(a)	BMW US Capital LLC, 5.734% (SOFR + 38 bps), 8/12/24 (144A)	7,908,627
13,250,000(a)(d)	BMW US Capital LLC, 5.916% (SOFR + 55 bps), 4/2/26 (144A)	13,265,502
20,660,000(a)	Daimler Trucks Finance North America LLC, 6.348% (SOFR + 100 bps), 4/5/24 (144A)	20,661,316
9,000,000(a)	General Motors Financial Co., Inc., 5.969% (SOFR + 62 bps), 10/15/24	8,999,612
6,215,000(a)	General Motors Financial Co., Inc., 6.647% (SOFR + 130 bps), 4/7/25	6,258,266
10,200,000(a)	General Motors Financial Co., Inc., 6.703% (SOFR + 135 bps), 5/8/27	10,248,847
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2465

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	$ 9,543,027
6,990,000(a)	Hyundai Capital America, 6.673% (SOFR + 132 bps), 11/3/25 (144A)	7,039,912
8,090,000(a)	Hyundai Capital America, 6.847% (SOFR + 150 bps), 1/8/27 (144A)	8,200,914
9,370,000(a)	Mercedes-Benz Finance North America LLC, 6.016% (SOFR + 67 bps), 1/9/26 (144A)	9,407,175
7,247,000(a)	Mercedes-Benz Finance North America LLC, 6.294% (SOFR + 93 bps), 3/30/25 (144A)	7,290,558
11,960,000(a)	Toyota Motor Credit Corp., 5.998% (SOFR + 65 bps), 1/5/26	12,025,041
14,000,000(a)	Toyota Motor Credit Corp., 6.011% (SOFR + 65 bps), 9/11/25	14,058,767
10,500,000(a)	Toyota Motor Credit Corp., 6.013% (SOFR + 65 bps), 3/19/27	10,537,065
19,820,000(a)	Volkswagen Group of America Finance LLC, 6.292% (SOFR + 93 bps), 9/12/25 (144A)	19,882,184
	Total Auto Manufacturers	$200,000,651

	Banks — 19.8%
17,800,000(a)	ABN AMRO Bank NV, 7.143% (SOFR + 178 bps), 9/18/27 (144A)	$ 18,054,896
12,190,000(a)	Australia & New Zealand Banking Group, Ltd., 5.923% (SOFR + 56 bps), 3/18/26 (144A)	12,202,080
13,530,000(a)	Australia & New Zealand Banking Group, Ltd., 6.005% (SOFR + 64 bps), 10/3/25 (144A)	13,571,441
8,730,000(a)	Australia & New Zealand Banking Group, Ltd., 6.115% (SOFR + 75 bps), 7/3/25 (144A)	8,767,235
12,400,000(a)	Banco Santander S.A., 6.596% (SOFR + 124 bps), 5/24/24	12,417,408
5,000,000(a)	Bank of America Corp., 6.041% (SOFR + 69 bps), 4/22/25	5,000,693
3,428,000(a)	Bank of America Corp., 6.321% (SOFR + 97 bps), 7/22/27	3,439,479
8,300,000(a)	Bank of America Corp., 6.403% (SOFR + 105 bps), 2/4/28	8,353,954
13,300,000(a)	Bank of America Corp., 6.714% (SOFR + 135 bps), 9/15/27	13,453,216
15,450,000(a)	Bank of America NA, 6.376% (SOFR + 102 bps), 8/18/26	15,623,615
8,100,000(a)	Bank of Montreal, 5.983% (SOFR + 62 bps), 9/15/26	8,093,893
7,500,000(a)	Bank of Montreal, 6.691% (SOFR + 133 bps), 6/5/26	7,604,961
9,910,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,890,411
2,500,000	Bank of New York Mellon Corp., 0.50%, 4/26/24	2,491,130
The accompanying notes are an integral part of these financial statements.
66Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
15,100,000(a)	Bank of Nova Scotia, 6.452% (SOFR + 109 bps), 6/12/25	$ 15,202,701
6,500,000(a)	Banque Federative du Credit Mutuel S.A., 5.763% (SOFR + 41 bps), 2/4/25 (144A)	6,504,390
9,000,000(a)	Banque Federative du Credit Mutuel S.A., 6.48% (SOFR + 113 bps), 1/23/27 (144A)	9,079,239
13,630,000(a)	Banque Federative du Credit Mutuel S.A., 6.749% (SOFR + 140 bps), 7/13/26 (144A)	13,901,510
10,669,000(c)	Barclays Plc, 3.932% (3 Month USD LIBOR + 161 bps), 5/7/25	10,647,335
15,500,000(a)	Barclays Plc, 6.852% (SOFR + 149 bps), 3/12/28	15,592,380
12,316,000(a)	Barclays Plc, 7.242% (SOFR + 188 bps), 9/13/27	12,521,431
4,355,000	BNP Paribas S.A., 3.375%, 1/9/25 (144A)	4,283,172
13,260,000(a)	BPCE S.A., 7.33% (SOFR + 198 bps), 10/19/27 (144A)	13,479,157
5,970,000	Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	5,950,892
9,239,000(a)	Citibank NA, 6.171% (SOFR + 81 bps), 9/29/25	9,301,318
12,450,000(a)	Citibank NA, 6.42% (SOFR + 106 bps), 12/4/26	12,611,911
11,083,000(a)	Citigroup, Inc., 6.045% (SOFR + 69 bps), 1/25/26	11,095,030
3,760,000(a)	Citigroup, Inc., 6.132% (SOFR + 77 bps), 6/9/27	3,751,809
12,550,000(a)	Citigroup, Inc., 6.729% (SOFR + 137 bps), 5/24/25	12,560,166
16,220,000(a)	Cooperatieve Rabobank UA, 6.071% (SOFR + 71 bps), 3/5/27	16,241,660
15,790,000(a)	Cooperatieve Rabobank UA, 6.248% (SOFR + 90 bps), 10/5/26	15,923,598
2,066,000(c)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	2,055,933
7,000,000(a)	Federation des Caisses Desjardins du Quebec, 5.785% (SOFR + 43 bps), 5/21/24 (144A)	7,001,890
13,020,000(a)	Goldman Sachs Bank USA, 6.133% (SOFR + 77 bps), 3/18/27	13,014,922
10,500,000(a)	Goldman Sachs Group, Inc., 5.84% (SOFR + 49 bps), 10/21/24	10,501,890
10,500,000(a)	Goldman Sachs Group, Inc., 5.861% (SOFR + 50 bps), 9/10/24	10,504,830
1,576,000(a)	Goldman Sachs Group, Inc., 6.151% (SOFR + 79 bps), 12/9/26	1,578,574
7,084,000(a)	Goldman Sachs Group, Inc., 6.171% (SOFR + 81 bps), 3/9/27	7,073,354
7,750,000(a)	HSBC Holdings Plc, 6.79% (SOFR + 143 bps), 3/10/26	7,796,286
8,700,000(a)	HSBC Holdings Plc, 6.923% (SOFR + 157 bps), 8/14/27	8,830,189
11,000,000	HSBC USA, Inc., 5.625%, 3/17/25	11,019,897
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2467

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
15,270,000(a)	Huntington National Bank, 6.545% (SOFR + 119 bps), 5/16/25	$ 15,268,466
8,309,000(a)	ING Groep NV, 6.375% (SOFR + 101 bps), 4/1/27	8,336,804
19,850,000(a)	ING Groep NV, 6.921% (SOFR + 156 bps), 9/11/27	20,147,750
10,300,000(a)	ING Groep NV, 7.006% (SOFR + 164 bps), 3/28/26	10,404,204
4,000,000(a)	JPMorgan Chase & Co., 5.895% (SOFR + 54 bps), 6/1/25	4,002,257
5,922,000(a)	JPMorgan Chase & Co., 5.961% (SOFR + 60 bps), 12/10/25	5,927,908
14,000,000(a)	JPMorgan Chase & Co., 6.129% (SOFR + 77 bps), 9/22/27	13,994,246
8,980,000(a)	JPMorgan Chase & Co., 6.55% (SOFR + 120 bps), 1/23/28	9,075,700
8,667,000(a)	JPMorgan Chase & Co., 6.672% (SOFR + 132 bps), 4/26/26	8,743,437
10,000,000(a)	JPMorgan Chase Bank NA, 6.361% (SOFR + 100 bps), 12/8/26	10,161,663
5,784,000	KeyBank NA, 4.15%, 8/8/25	5,622,247
2,280,000(a)	KeyBank NA, 5.682% (SOFR + 32 bps), 6/14/24	2,279,998
6,200,000(c)	KeyBank NA/Cleveland OH, 5.682% (SOFR + 32 bps), 6/14/24	6,195,660
9,338,000	KeyCorp, 4.15%, 10/29/25	9,082,393
12,000,000(a)	Lloyds Banking Group Plc, 6.912% (SOFR + 156 bps), 8/7/27	12,179,191
7,140,000(a)	Macquarie Bank, Ltd., 6.674% (SOFR + 131 bps), 3/21/25 (144A)	7,208,668
17,816,000(a)	Macquarie Group, Ltd., 6.059% (SOFR + 71 bps), 10/14/25 (144A)	17,802,816
6,925,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.295% (SOFR + 94 bps), 2/20/26	6,941,253
9,512,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.789% (SOFR + 144 bps), 4/17/26	9,584,296
16,600,000(a)	Mitsubishi UFJ Financial Group, Inc., 7.00% (SOFR + 165 bps), 7/18/25	16,665,771
7,700,000	Mizuho Bank, Ltd., 3.60%, 9/25/24 (144A)	7,626,514
16,000,000(a)	Mizuho Financial Group, Inc., 6.315% (SOFR + 96 bps), 5/22/26	16,060,555
16,703,000(a)	Morgan Stanley, 6.307% (SOFR + 95 bps), 2/18/26	16,785,844
5,700,000(a)	Morgan Stanley, 6.514% (SOFR + 117 bps), 4/17/25	5,702,513
10,240,000(a)	Morgan Stanley Bank NA, 6.427% (SOFR + 108 bps), 1/14/28	10,368,000
17,540,000(a)	Morgan Stanley Bank NA, 6.517% (SOFR + 117 bps), 10/30/26	17,792,105
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	6,399,815
The accompanying notes are an integral part of these financial statements.
68Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
6,000,000(a)	NatWest Group Plc, 6.608% (SOFR + 125 bps), 3/1/28	$ 6,052,500
17,240,000(a)	NatWest Markets Plc, 6.814% (SOFR + 145 bps), 3/22/25 (144A)	17,403,778
9,130,000(a)	Nordea Bank Abp, 6.104% (SOFR + 74 bps), 3/19/27 (144A)	9,145,521
8,007,000(c)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	8,005,517
4,620,000(a)	Royal Bank of Canada, 5.922% (SOFR + 57 bps), 4/27/26	4,617,262
4,800,000(a)	Royal Bank of Canada, 5.942% (SOFR + 59 bps), 11/2/26	4,798,034
7,600,000(a)	Royal Bank of Canada, 6.189% (SOFR + 84 bps), 4/14/25	7,636,127
15,280,000(a)	Royal Bank of Canada, 6.30% (SOFR + 95 bps), 1/19/27	15,398,713
17,880,000	Santander Holdings USA, Inc., 3.50%, 6/7/24	17,800,970
10,550,000(a)	Skandinaviska Enskilda Banken AB, 6.251% (SOFR + 89 bps), 3/5/27 (144A)	10,573,136
8,880,000(a)	Standard Chartered Plc, 6.287% (SOFR + 93 bps), 11/23/25 (144A)	8,878,311
23,250,000(a)	Standard Chartered Plc, 7.106% (SOFR + 174 bps), 3/30/26 (144A)	23,413,234
17,300,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,244,641
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.648% (SOFR + 130 bps), 7/13/26	9,044,256
15,085,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.778% (SOFR + 143 bps), 1/13/26	15,298,651
12,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.802% (SOFR + 44 bps), 9/16/24 (144A)	12,709,078
18,540,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.48% (SOFR + 112 bps), 3/9/26 (144A)	18,673,626
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.511% (SOFR + 115 bps), 9/14/26 (144A)	3,892,966
8,500,000(a)	Swedbank AB, 6.259% (SOFR + 91 bps), 4/4/25 (144A)	8,535,955
8,840,000(a)	Swedbank AB, 6.743% (SOFR + 138 bps), 6/15/26 (144A)	8,955,472
11,667,000(a)	Toronto-Dominion Bank, 5.951% (SOFR + 59 bps), 9/10/26	11,670,316
13,230,000(a)(d)	Toronto-Dominion Bank, 6.095% (SOFR + 73 bps), 4/5/27	13,231,191
4,000,000(a)	Toronto-Dominion Bank, 6.431% (SOFR + 108 bps), 7/17/26	4,039,572
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2469

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
4,000,000	Truist Financial Corp., 2.50%, 8/1/24	$ 3,957,463
10,150,000	U.S. Bancorp., 2.40%, 7/30/24	10,042,659
7,500,000(a)	UBS AG, 5.803% (SOFR + 45 bps), 8/9/24 (144A)	7,504,050
18,700,000(a)	UBS AG, 6.291% (SOFR + 93 bps), 9/11/25	18,822,349
14,110,000(a)	UBS Group AG, 6.934% (SOFR + 158 bps), 5/12/26 (144A)	14,235,281
4,400,000	US Bank NA, 2.80%, 1/27/25	4,305,587
19,340,000(a)	Wells Fargo & Co., 6.671% (SOFR + 132 bps), 4/25/26	19,498,726
12,760,000(a)	Wells Fargo Bank NA, 6.412% (SOFR + 106 bps), 8/7/26	12,895,453
10,000,000(a)	Wells Fargo Bank NA, 6.431% (SOFR + 107 bps), 12/11/26	10,145,654
	Total Banks	$1,045,775,999

	Beverages — 0.2%
8,778,000	Constellation Brands, Inc., 3.60%, 5/9/24	$ 8,757,141
	Total Beverages	$8,757,141

	Building Materials — 0.4%
8,120,000	Carrier Global Corp., 5.80%, 11/30/25	$ 8,173,896
12,861,000	Owens Corning, 4.20%, 12/1/24	12,730,980
	Total Building Materials	$20,904,876

	Diversified Financial Services — 2.6%
11,165,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	$ 11,272,641
13,500,000	Air Lease Corp., 3.375%, 7/1/25	13,155,861
14,000,000	Ally Financial, Inc., 3.875%, 5/21/24	13,957,993
12,400,000	Ally Financial, Inc., 4.625%, 3/30/25	12,250,040
5,600,000	American Express Co., 3.375%, 5/3/24	5,588,041
17,600,000(a)	American Express Co., 6.322% (SOFR + 97 bps), 7/28/27	17,665,538
11,800,000(a)	American Express Co., 6.702% (SOFR + 135 bps), 10/30/26	11,939,493
750,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	745,658
10,000,000	Capital One Financial Corp., 4.25%, 4/30/25	9,861,837
15,250,000(a)	Capital One Financial Corp., 6.704% (SOFR + 135 bps), 5/9/25	15,258,967
3,350,000	Charles Schwab Corp., 4.20%, 3/24/25	3,310,507
The accompanying notes are an integral part of these financial statements.
70Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
6,646,000(a)	Charles Schwab Corp., 6.409% (SOFR + 105 bps), 3/3/27	$ 6,665,763
13,910,000	Jefferies Financial Group, Inc., 6.05%, 3/12/25	13,924,722
	Total Diversified Financial Services	$135,597,061

	Electric — 0.7%
3,800,000(a)	CenterPoint Energy, Inc., 6.004% (SOFR + 65 bps), 5/13/24	$ 3,800,456
8,660,000	EDP Finance BV, 3.625%, 7/15/24 (144A)	8,607,097
11,657,000	Eversource Energy, 4.20%, 6/27/24	11,614,107
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	9,129,003
4,485,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	4,502,061
	Total Electric	$37,652,724

	Healthcare-Products — 0.3%
14,183,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	$ 14,164,463
	Total Healthcare-Products	$14,164,463

	Healthcare-Services — 0.5%
15,000,000	Aetna, Inc., 3.50%, 11/15/24	$ 14,799,485
13,000,000	Elevance Health, Inc., 3.35%, 12/1/24	12,815,187
	Total Healthcare-Services	$27,614,672

	Insurance — 1.7%
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	$ 7,778,836
12,370,000(a)	Athene Global Funding, 6.574% (SOFR + 121 bps), 3/25/27 (144A)	12,379,238
14,499,000	Brown & Brown, Inc., 4.20%, 9/15/24	14,395,950
3,200,000	Chubb INA Holdings, Inc., 3.15%, 3/15/25	3,133,388
6,250,000(a)	Metropolitan Life Global Funding I, 6.274% (SOFR + 91 bps), 3/21/25 (144A)	6,288,451
16,200,000(a)	Pacific Life Global Funding II, 6.202% (SOFR + 85 bps), 2/5/27 (144A)	16,229,766
5,400,000(a)	Principal Life Global Funding II, 5.737% (SOFR + 38 bps), 8/23/24 (144A)	5,400,729
6,500,000(a)	Principal Life Global Funding II, 5.799% (SOFR + 45 bps), 4/12/24 (144A)	6,500,650
9,030,000(a)	Protective Life Global Funding, 6.346% (SOFR + 98 bps), 3/28/25 (144A)	9,083,327
8,115,000(a)	Protective Life Global Funding, 6.412% (SOFR + 105 bps), 12/11/24 (144A)	8,151,459
	Total Insurance	$89,341,794

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2471

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Mining — 0.5%
13,200,000(a)(d)	Glencore Funding LLC, 6.425% (SOFR + 106 bps), 4/4/27 (144A)	$ 13,202,640
14,900,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.30%, 3/15/26 (144A)	14,936,671
	Total Mining	$28,139,311

	Oil & Gas — 0.1%
6,860,000	EQT Corp., 6.125%, 2/1/25	$ 6,868,170
	Total Oil & Gas	$6,868,170

	Pipelines — 0.7%
2,500,000	Energy Transfer LP, 4.50%, 4/15/24	$ 2,498,639
16,600,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	16,493,004
13,000,000	MPLX LP, 4.00%, 2/15/25	12,813,432
7,553,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,546,395
	Total Pipelines	$39,351,470

	Semiconductors — 0.1%
4,010,000	Microchip Technology, Inc., 0.983%, 9/1/24	$ 3,928,550
	Total Semiconductors	$3,928,550

	Telecommunications — 0.0%†
2,162,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 2,119,687
	Total Telecommunications	$2,119,687

	Trucking & Leasing — 0.1%
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	$ 5,685,837
	Total Trucking & Leasing	$5,685,837

	Total Corporate Bonds (Cost $1,662,393,783)	$1,670,373,940

	Insurance-Linked Securities — 1.4%# of Net Assets
	Event Linked Bonds — 1.2%
	Earthquakes – California — 0.0%†
2,000,000(a)	Phoenician Re, 8.26%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 1,985,000
	Earthquakes – U.S. — 0.0%†
1,000,000(a)	Torrey Pines Re, 9.542%, (3 Month U.S. Treasury Bill + 418 bps), 6/7/24 (144A)	$ 997,000
	Earthquakes – U.S. & Canada — 0.1%
2,500,000(a)	Acorn Re, 7.862%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,480,750
The accompanying notes are an integral part of these financial statements.
72Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 17.192%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,467,900
	Multiperil – U.S. — 0.5%
125,000(a)	Caelus Re V, 5.462%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 119,375
750,000(a)	Caelus Re V, 5.462%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	75
500,000(a)	Caelus Re V, 5.862%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
750,000(a)	Caelus Re VI, 10.462%, (3 Month U.S. Treasury Bill + 510 bps), 6/7/24 (144A)	749,250
2,000,000(a)	Four Lakes Re, 9.632%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	1,936,000
500,000(a)	Herbie Re, 12.092%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	497,600
5,000,000(a)	Matterhorn Re, 10.615%, (SOFR + 525 bps), 3/24/25 (144A)	4,979,500
2,000,000(a)	Matterhorn Re, 13.115%, (SOFR + 775 bps), 3/24/25 (144A)	1,991,400
5,000,000(a)	Residential Re, 10.642%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	4,718,500
1,500,000(a)	Residential Re, 11.372%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	1,462,950
2,750,000(a)	Sanders Re II, 8.412%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	2,685,375
3,000,000(a)	Sanders Re II, 8.652%, (3 Month U.S. Treasury Bill + 329 bps), 4/7/25 (144A)	2,955,000
3,000,000(a)	Sanders Re III, 8.972%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	2,893,800
1,000,000(a)	Sussex Re, 13.722%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	1,004,400
		$ 26,343,225

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 11.111%, (SOFR + 575 bps), 12/8/25 (144A)	$ 244,425
1,000,000(a)	Mona Lisa Re, 12.362%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,006,700
4,000,000(a)	Mystic Re IV, 11.462%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	3,938,400
		$ 5,189,525

	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 1,020,000
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2473

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
3,500,000(a)	Long Point Re IV, 9.612%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 3,519,950
400,000(a)	Matterhorn Re, 1.50%, 1/8/27 (144A)	204,000
		$ 4,743,950

	Multiperil – Worldwide — 0.0%†
500,000(a)	International Bank for Reconstruction & Development, 5.597%, (3 Month Term SOFR + 28 bps), 4/15/24 (144A)	$ 250,000
	Windstorm – Florida — 0.2%
4,750,000(a)	Everglades Re II, 11.967%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 4,769,000
500,000(a)	Everglades Re II, 12.987%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	502,000
2,000,000(a)	Integrity Re, 12.432%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	1,400,000
2,200,000(a)	Merna Re II, 10.872%, (3 Month U.S. Treasury Bill + 551 bps), 7/8/24 (144A)	2,197,800
		$ 8,868,800

	Windstorm – North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, 14.952%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 2,965,500
	Windstorm – Texas — 0.0%†
2,000,000(a)	Alamo Re, 12.542%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 2,021,400
	Windstorm – U.S. — 0.0%†
2,000,000(a)	Bonanza Re, 10.272%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 1,960,000
250,000(a)	Bonanza Re, 11.142%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	234,525
		$ 2,194,525

	Windstorm – U.S. Regional — 0.1%
2,500,000(a)	Citrus Re, 10.602%, (3 Month U.S. Treasury Bill + 524 bps), 6/7/25 (144A)	$ 2,516,750
1,000,000(a)	Commonwealth Re, 8.90%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	1,011,000
		$ 3,527,750

	Total Event Linked Bonds	$ 63,035,325

The accompanying notes are an integral part of these financial statements.
74Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.0%†
	Earthquakes – California — 0.0%†
2,980,000(g)(h) +	Adare Re 2022-2, 9/30/28	$ 3,000,488
	Multiperil – U.S. — 0.0%†
2,088,182(h) +	Ballybunion Re 2022, 12/31/27	$ —
	Multiperil – Worldwide — 0.0%†
1,000,000(g)(h) +	Cypress Re 2017, 1/31/25	$ 100
2,500,000(g)(h) +	Resilience Re, 5/1/24	—
		$ 100

	Windstorm – Florida — 0.0%†
2,000,000(g)(h) +	Formby Re 2018, 2/28/25	$ —
800,000(g)(h) +	Portrush Re 2017, 6/15/24	80
		$ 80

	Total Collateralized Reinsurance	$3,000,668

	Reinsurance Sidecars — 0.2%
	Multiperil – U.S. — 0.0%†
2,000,000(g)(i) +	Harambee Re 2018, 12/31/24	$ —
4,000,000(g)(i) +	Harambee Re 2019, 12/31/24	7,200
		$ 7,200

	Multiperil – Worldwide — 0.2%
4,000,000(g)(i) +	Alturas Re 2021-3, 7/31/25	$ 169,600
421,041(g)(i) +	Alturas Re 2022-2, 12/31/27	49,093
3,000,000(g)(h) +	Gleneagles Re 2022, 12/31/27	1,426,035
2,118,314(g)(h) +	Gullane Re 2018, 12/31/24	—
2,744,544(g)(i) +	Lorenz Re 2019, 6/30/24	25,524
4,000,000(g)(h) +	Merion Re 2022-2, 12/31/27	3,792,446
4,000,000(g)(h) +	Pangaea Re 2021-3, 7/1/25	140,000
4,000,000(g)(h) +	RosaPenna Re 2021, 7/31/25	160,000
3,500,000(g)(h) +	RosaPenna Re 2022, 6/30/28	3,365,619
160,000(g)(h) +	Sector Re V, 12/1/24 (144A)	293,245
3,500,000(i) +	Thopas Re 2022, 12/31/27	—
4,000,000(i) +	Torricelli Re 2021, 7/31/25	63,210
4,000,000(i) +	Torricelli Re 2022, 6/30/28	51,016
750,000(g)(i) +	Viribus Re 2018, 12/31/24	—
2,500,000(g)(i) +	Viribus Re 2019, 12/31/24	—
809,418(g)(h) +	Woburn Re 2019, 12/31/24	135,513
		$ 9,671,301

	Total Reinsurance Sidecars	$9,678,501

	Total Insurance-Linked Securities (Cost $78,664,010)	$75,714,494

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2475

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 2.0% of Net Assets
1,133(a)	Federal Home Loan Mortgage Corp., 6.250%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 200 bps), 11/1/33	$ 1,133
2,043,760	Federal National Mortgage Association, 3.000%, 3/1/47	1,825,924
23,000,000	Federal National Mortgage Association, 5.500%, 4/15/39 (TBA)	23,177,676
3,211(a)	Federal National Mortgage Association, 5.954%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,204
15,000,000	Federal National Mortgage Association, 6.000%, 4/1/54 (TBA)	15,136,559
3,414(a)	Federal National Mortgage Association, 6.189%, (1 Year CMT Index + 210 bps), 9/1/32	3,392
1,227(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,211
4,804(a)	Federal National Mortgage Association, 6.295%, (1 Year CMT Index + 217 bps), 2/1/34	4,763
32,000,000	Federal National Mortgage Association, 6.500%, 4/15/54 (TBA)	32,691,782
32,000,000(j)	U.S. Treasury Bills, 4/9/24	31,962,727
	Total U.S. Government and Agency Obligations (Cost $104,943,241)	$104,808,371

	SHORT TERM INVESTMENTS — 12.1% of Net Assets
	Repurchase Agreements — 5.3%
120,000,000	Bank of America, 5.33%, dated 3/28/24,
to be purchased on 4/1/24 for $120,071,067,
collateralized by the following:
$32,273,520 Federal National Mortgage
Association, 3.35%-4.45%, 1/1/31-5/1/34,
$90,126,480 Government National
Mortgage Association, 2.50%-7.50%,
	4/20/36-10/20/63	$ 120,000,000
50,760,000	Scotia Capital Inc., 5.33%, dated 3/28/24, to be purchased on 4/1/24 for $50,790,061, collateralized by the following: $14,461,575 Federal Home Loan Mortgage Corporation, 2.50%-6.00%, 4/1/52-5/1/53, $7,913 Federal National Mortgage Association, 2.00%-7.00%, 1/1/51-7/1/53, $37,313,454 U.S. Treasury Note, 4.25%, 2/28/31	50,760,000
The accompanying notes are an integral part of these financial statements.
76Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
45,790,000	RBC Dominion Securities Inc., 5.33%, dated 3/28/24,
to be purchased on 4/1/24 for $45,817,118,
collateralized by the following:
$858 Federal Home Loan Mortgage
Corporation, 4.00%, 6/1/52,
$24,458,730 U.S. Treasury Bill, 4/4/24-7/9/24,
$108,754 U.S. Treasury Bond, 3.00%, 8/15/48,
$15,664,780 U.S. Treasury Floating Rate Note,
5.425%, 7/31/25,
	$6,479,643 U.S. Treasury Note, 2.875-3.875%, 4/30/25-8/15/33	$ 45,790,000
32,900,000	Toronto-Dominion Bank, 5.32%, dated 3/28/24, to be purchased on 4/1/24 for $32,919,448, collateralized by $33,558,048 U.S. Treasury Note, 3.50%-3.875%, 4/15/24-9/15/25	32,900,000
32,900,000	Toronto-Dominion Bank, 5.33%, dated 3/28/24, to be purchased on 4/1/24 for $32,919,484, collateralized by $33,558,001 Federal National Mortgage Association, 2.00%, 12/1/51	32,900,000
		$ 282,350,000

	Commercial Paper — 6.8% of Net Assets
25,000,000(k)	Autozone, Inc., 5.386%, 4/3/24	$ 24,977,381
21,000,000(k)	CenterPoint Energy Resources Corp., 5.383%, 4/1/24	20,987,433
19,500,000(k)	Consolidated Edison Co. of New York, Inc., 5.451%, 4/4/24	19,479,411
5,500,000(k)	Consolidated Edison, Inc., 5.406%, 4/4/24	5,494,193
14,750,000(k)	DCAT LLC, 5.381%, 4/10/24	14,721,423
8,200,000(k)	Duke Energy Corp., 5.363%, 4/1/24	8,195,057
16,800,000(k)	Duke Energy Corp., 5.471%, 4/9/24	16,769,435
12,000,000(k)	Elevance Health, Inc., 5.424%, 4/1/24	11,992,672
25,000,000(k)	Enbridge US, Inc., 5.473%, 4/1/24	24,984,651
25,000,000(k)	ERP Operating LP, 5.439%, 4/2/24	24,981,156
8,000,000(k)	Eversource Energy, 5.503%, 4/1/24	7,995,181
20,000,000(k)	Jabil, Inc., 5.954%, 4/1/24	19,986,498
7,500,000(k)	Kinder Morgan, Inc., 5.453%, 4/1/24	7,495,239
8,000,000(k)	Mohawk Industries, Inc., 5.511%, 4/1/24	7,995,177
17,000,000(k)	Mohawk Industries, Inc., 5.472%, 4/8/24	16,971,574
7,350,000(k)	Mondelez International, Inc., 5.413%, 4/1/24	7,345,569
25,000,000(k)	Prudential Funding Corp., 5.315%, 4/3/24	24,977,845
25,000,000(k)	Societe Generale S.A., 5.293%, 4/1/24	24,985,254
25,000,000(k)	UDR, Inc., 5.482%, 4/9/24	24,954,516
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2477

Schedule of Investments  |  3/31/24 (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
17,408,000(k)	Verizon Communications, Inc., 5.430%, 4/9/24	$ 17,376,328
25,000,000(k)	WEC Energy Group, Inc., 5.460%, 4/3/24	24,977,381
	Total Commercial Paper (Cost $357,860,907)	$357,643,374

	TOTAL SHORT TERM INVESTMENTS (Cost $640,210,907)	$639,993,374

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.7% (Cost $5,128,121,476)	$ 5,112,012,601
	OTHER ASSETS AND LIABILITIES — 3.3%	$ 176,559,944
	net assets — 100.0%	$5,288,572,545

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $2,996,875,651, or 56.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(b)	This term loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2024.
(f)	Security is in default.
(g)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.
78Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate shown represents yield-to-maturity.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$ 2,480,750
Adare Re 2022-2	10/20/2022	2,671,747	3,000,488
Alamo Re	11/16/2023	2,024,500	2,021,400
Alturas Re 2021-3	7/1/2021	443,808	169,600
Alturas Re 2022-2	1/6/2022	29,387	49,093
Ballybunion Re 2022	3/9/2022	—	—
Bonanza Re	12/15/2020	2,000,000	1,960,000
Bonanza Re	3/11/2022	250,000	234,525
Caelus Re V	4/27/2017	125,000	119,375
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Caelus Re VI	2/20/2020	750,000	749,250
Cape Lookout Re	3/16/2022	3,000,000	2,965,500
Citrus Re	4/11/2022	2,500,000	2,516,750
Commonwealth Re	6/15/2022	1,000,000	1,011,000
Cypress Re 2017	1/24/2017	3,361	100
Everglades Re II	11/21/2023	4,785,625	4,769,000
Everglades Re II	11/21/2023	506,000	502,000
FloodSmart Re	2/14/2022	1,500,000	1,467,900
Formby Re 2018	7/9/2018	6,214	—
Four Lakes Re	12/15/2021	2,000,000	1,936,000
Gleneagles Re 2022	1/18/2022	1,332,284	1,426,035
Gullane Re 2018	3/26/2018	—	—
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	7,200
Herbie Re	10/19/2020	500,000	497,600
Integrity Re	5/9/2022	2,000,000	1,400,000
International Bank for Reconstruction & Development	2/28/2020	500,000	250,000
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2479

Schedule of Investments  |  3/31/24 (continued)
Restricted Securities	Acquisition date	Cost	Value
Kilimanjaro III Re	6/15/2022	$1,000,000	$ 1,020,000
Long Point Re IV	5/13/2022	3,500,000	3,519,950
Lorenz Re 2019	6/26/2019	449,766	25,524
Matterhorn Re	6/5/2020	400,000	204,000
Matterhorn Re	12/15/2021	250,000	244,425
Matterhorn Re	3/10/2022	5,000,000	4,979,500
Matterhorn Re	3/10/2022	2,000,000	1,991,400
Merion Re 2022-2	2/22/2022	4,000,000	3,792,446
Merna Re II	6/8/2021	2,200,000	2,197,800
Mona Lisa Re	6/22/2021	1,000,000	1,006,700
Mystic Re IV	6/9/2021	4,000,000	3,938,400
Pangaea Re 2021-3	6/17/2021	—	140,000
Phoenician Re	12/1/2021	2,000,000	1,985,000
Portrush Re 2017	6/12/2017	613,588	80
Residential Re	10/30/2020	1,500,000	1,462,950
Residential Re	10/28/2021	5,000,000	4,718,500
Resilience Re	2/8/2017	1,209	—
RosaPenna Re 2021	7/16/2021	—	160,000
RosaPenna Re 2022	9/6/2022	3,153,869	3,365,619
Sanders Re II	5/24/2021	3,000,000	2,955,000
Sanders Re II	11/23/2021	2,752,500	2,685,375
Sanders Re III	3/22/2022	3,000,000	2,893,800
Sector Re V	1/1/2020	2,693	293,245
Sussex Re	12/7/2020	1,000,000	1,004,400
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	3/12/2021	1,000,000	997,000
Torricelli Re 2021	7/1/2021	—	63,210
Torricelli Re 2022	7/26/2022	—	51,016
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Woburn Re 2019	1/30/2019	107,557	135,513
Total Restricted Securities			$75,714,494
% of Net assets			1.4%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments) for the year ended March 31, 2024, aggregated $2,737,386,270 and $2,159,526,433, respectively.
The accompanying notes are an integral part of these financial statements.
80Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

At March 31, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $5,129,358,096 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 21,667,099
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(39,012,594)
Net unrealized depreciation	$(17,345,495)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$ 127,551,081	$ —	$ 127,551,081
Asset Backed Securities	—	1,713,764,682	—	1,713,764,682
Collateralized Mortgage Obligations	—	504,294,496	—	504,294,496
Commercial Mortgage-Backed Securities	—	275,512,163	—	275,512,163
Corporate Bonds	—	1,670,373,940	—	1,670,373,940
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	3,000,488	3,000,488
Multiperil – U.S.	—	—	—*	—*
Multiperil – Worldwide	—	—	100	100
Windstorm – Florida	—	—	80	80
Reinsurance Sidecars
Multiperil – U.S.	—	—	7,200	7,200
Multiperil – Worldwide	—	—	9,671,301	9,671,301
All Other Insurance-Linked Securities	—	63,035,325	—	63,035,325
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2481

Schedule of Investments  |  3/31/24 (continued)
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$ 104,808,371	$ —	$ 104,808,371
Repurchase Agreements	—	282,350,000	—	282,350,000
Commercial Paper	—	357,643,374	—	357,643,374
Total Investments in Securities	$ —	$ 5,099,333,432	$12,679,169	$ 5,112,012,601
*	Securities valued at $0.
During the year ended March 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
82Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Statement of Assets and Liabilities  |  3/31/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,128,121,476)	$5,112,012,601
Cash	289,128,830
Receivables —
Investment securities sold	16
Fund shares sold	20,413,954
Interest	28,070,173
Other assets	106,286
Total assets	$5,449,731,860
LIABILITIES:
Payables —
Investment securities purchased	$ 128,476,566
Fund shares repurchased	26,674,608
Distributions	4,585,977
Trustees’ fees	15,184
Management fees	264,483
Administrative expenses	122,652
Distribution fees	54,058
Accrued expenses	965,787
Total liabilities	$ 161,159,315
NET ASSETS:
Paid-in capital	$5,586,193,006
Distributable earnings (loss)	(297,620,461)
Net assets	$5,288,572,545
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,494,536,022/154,989,947 shares)	$ 9.64
Class C (based on $59,441,193/6,159,478 shares)	$ 9.65
Class C2 (based on $7,570,758/784,355 shares)	$ 9.65
Class K (based on $494,517,607/51,129,534 shares)	$ 9.67
Class Y (based on $3,232,506,965/334,629,044 shares)	$ 9.66
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2483

Statement of Operations FOR THE YEAR ENDED 3/31/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $52,297)	$299,189,188
Dividends from unaffiliated issuers	6,834,777
Total Investment Income		$ 306,023,965
EXPENSES:
Management fees	$ 14,474,428
Administrative expenses	1,126,653
Transfer agent fees
Class A	361,810
Class C	28,109
Class C2	1,599
Class Y	2,419,540
Distribution fees
Class A	2,465,439
Class C	343,782
Class C2	40,852
Shareholder communications expense	108,780
Custodian fees	58,777
Registration fees	245,088
Professional fees	366,375
Printing expense	75,329
Pricing fees	10,839
Officers’ and Trustees’ fees	295,091
Insurance expense	65,753
Miscellaneous	484,126
Total expenses		$ 22,972,370
Net investment income		$ 283,051,595
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (8,518,911)
Futures contracts	(1,770,247)
Other assets and liabilities denominated in foreign currencies	49	$ (10,289,109)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 69,935,451
Futures contracts	2,519,317
Unfunded loan commitments	5,462	$ 72,460,230
Net realized and unrealized gain (loss) on investments		$ 62,171,121
Net increase in net assets resulting from operations		$345,222,716
The accompanying notes are an integral part of these financial statements.
84Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Statements of Changes in Net Assets
	Year Ended 3/31/24	Year Ended 3/31/23
FROM OPERATIONS:
Net investment income (loss)	$ 283,051,595	$ 156,299,476
Net realized gain (loss) on investments	(10,289,109)	(677,151)
Change in net unrealized appreciation (depreciation) on investments	72,460,230	(42,796,102)
Net increase in net assets resulting from operations	$ 345,222,716	$ 112,826,223
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.57 and $0.33 per share, respectively)	$ (74,376,260)	$ (45,177,410)
Class C ($0.54 and $0.30 per share, respectively)	(3,872,772)	(3,171,931)
Class C2 ($0.54 and $0.30 per share, respectively)	(465,077)	(304,605)
Class K ($0.60 and $0.35 per share, respectively)	(28,876,190)	(14,837,824)
Class Y ($0.59 and $0.34 per share, respectively)	(178,868,680)	(93,891,768)
Tax return of capital:
Class A ($0.01 and $— per share, respectively)	$ (715,703)	$ —
Class C ($0.01 and $— per share, respectively)	(37,267)	—
Class C2 ($0.01 and $— per share, respectively)	(4,475)	—
Class K ($0.01 and $— per share, respectively)	(277,868)	—
Class Y ($0.01 and $— per share, respectively)	(1,721,205)	—
Total distributions to shareholders	$ (289,215,497)	$ (157,383,538)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 3,111,880,472	$ 2,526,795,632
Reinvestment of distributions	263,238,175	143,378,011
Cost of shares repurchased	(2,485,991,996)	(3,367,262,456)
Net increase (decrease) in net assets resulting from Fund share transactions	$ 889,126,651	$ (697,088,813)
Net increase (decrease) in net assets	$ 945,133,870	$ (741,646,128)
NET ASSETS:
Beginning of year	$ 4,343,438,675	$ 5,085,084,803
End of year	$ 5,288,572,545	$ 4,343,438,675
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2485

Statements of Changes in Net Assets (continued)
	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount	Year Ended 3/31/23 Shares	Year Ended 3/31/23 Amount
Class A
Shares sold	89,044,093	$ 855,135,969	51,546,875	$ 491,379,155
Reinvestment of distributions	7,557,442	72,578,371	4,633,351	44,082,938
Less shares repurchased	(59,899,149)	(574,707,285)	(127,741,729)	(1,217,403,060)
Net increase (decrease)	36,702,386	$ 353,007,055	(71,561,503)	$ (681,940,967)
Class C
Shares sold	1,170,668	$ 11,248,010	888,298	$ 8,462,519
Reinvestment of distributions	402,414	3,865,799	330,923	3,150,518
Less shares repurchased	(4,194,787)	(40,245,492)	(6,655,032)	(63,442,174)
Net decrease	(2,621,705)	$ (25,131,683)	(5,435,811)	$ (51,829,137)
Class C2
Shares sold	186,496	$ 1,791,736	68,056	$ 648,782
Reinvestment of distributions	3,563	34,216	3,410	32,472
Less shares repurchased	(293,325)	(2,820,336)	(832,791)	(7,952,273)
Net decrease	(103,266)	$ (994,384)	(761,325)	$ (7,271,019)
Class K
Shares sold	11,880,912	$ 114,480,135	14,966,722	$ 143,123,150
Reinvestment of distributions	2,996,862	28,864,652	1,553,923	14,832,180
Less shares repurchased	(12,438,875)	(119,731,232)	(7,490,765)	(71,627,487)
Net increase	2,438,899	$ 23,613,555	9,029,880	$ 86,327,843
Class Y
Shares sold	221,409,265	$ 2,129,224,622	197,282,641	$ 1,883,182,026
Reinvestment of distributions	16,410,541	157,895,137	8,525,407	81,279,903
Less shares repurchased	(181,836,804)	(1,748,487,651)	(210,298,894)	(2,006,837,462)
Net increase (decrease)	55,983,002	$ 538,632,108	(4,490,846)	$ (42,375,533)
The accompanying notes are an integral part of these financial statements.
86Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Financial Highlights
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class A
Net asset value, beginning of period	$ 9.53	$ 9.61	$ 9.71	$ 9.26	$ 9.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.57	$ 0.31	$ 0.09	$ 0.12	$ 0.25
Net realized and unrealized gain (loss) on investments	0.12	(0.06)	(0.07)	0.47	(0.64)
Net increase (decrease) from investment operations	$ 0.69	$ 0.25	$ 0.02	$ 0.59	$ (0.39)
Distributions to shareholders:
Net investment income	$ (0.57)	$ (0.33)	$ (0.12)	$ (0.14)	$ (0.27)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.58)	$ (0.33)	$ (0.12)	$ (0.14)	$ (0.27)
Net increase (decrease) in net asset value	$ 0.11	$ (0.08)	$ (0.10)	$ 0.45	$ (0.66)
Net asset value, end of period	$ 9.64	$ 9.53	$ 9.61	$ 9.71	$ 9.26
Total return (b)	7.45%	2.62%	0.16%	6.42%	(4.02)%
Ratio of net expenses to average net assets	0.60%	0.60%	0.59%	0.60%	0.58%
Ratio of net investment income (loss) to average net assets	5.96%	3.21%	0.96%	1.29%	2.52%
Portfolio turnover rate	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$1,494,536	$1,126,767	$1,824,401	$1,561,042	$1,628,082
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2487

Financial Highlights  (continued)
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class C
Net asset value, beginning of period	$ 9.53	$ 9.61	$ 9.71	$ 9.26	$ 9.91
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.54	$ 0.28	$ 0.06	$ 0.10	$ 0.22
Net realized and unrealized gain (loss) on investments	0.13	(0.06)	(0.08)	0.46	(0.63)
Net increase (decrease) from investment operations	$ 0.67	$ 0.22	$ (0.02)	$ 0.56	$ (0.41)
Distributions to shareholders:
Net investment income	$ (0.54)	$ (0.30)	$ (0.08)	$ (0.11)	$ (0.24)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.55)	$ (0.30)	$ (0.08)	$ (0.11)	$ (0.24)
Net increase (decrease) in net asset value	$ 0.12	$ (0.08)	$ (0.10)	$ 0.45	$ (0.65)
Net asset value, end of period	$ 9.65	$ 9.53	$ 9.61	$ 9.71	$ 9.26
Total return (b)	7.21%	2.29%	(0.17)%	6.09%	(4.24)%
Ratio of net expenses to average net assets	0.91%	0.92%	0.91%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets	5.61%	2.90%	0.66%	1.00%	2.25%
Portfolio turnover rate	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$59,441	$83,703	$136,692	$213,396	$300,129
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
88Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class C2
Net asset value, beginning of period	$ 9.53	$ 9.62	$ 9.72	$ 9.27	$ 9.91
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.54	$ 0.27	$ 0.07	$ 0.10	$ 0.21
Net realized and unrealized gain (loss) on investments	0.13	(0.06)	(0.08)	0.46	(0.61)
Net increase (decrease) from investment operations	$ 0.67	$ 0.21	$ (0.01)	$ 0.56	$ (0.40)
Distributions to shareholders:
Net investment income	$ (0.54)	$ (0.30)	$ (0.09)	$ (0.11)	$ (0.24)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.55)	$ (0.30)	$ (0.09)	$ (0.11)	$ (0.24)
Net increase (decrease) in net asset value	$ 0.12	$ (0.09)	$ (0.10)	$ 0.45	$ (0.64)
Net asset value, end of period	$ 9.65	$ 9.53	$ 9.62	$ 9.72	$ 9.27
Total return (b)	7.24%	2.21%	(0.14)%	6.09%	(4.13)%
Ratio of net expenses to average net assets	0.89%	0.91%	0.88%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets	5.65%	2.85%	0.69%	1.00%	2.17%
Portfolio turnover rate	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$7,571	$8,463	$15,861	$19,432	$20,982
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2489

Financial Highlights  (continued)
	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class K
Net asset value, beginning of period	$ 9.56	$ 9.64	$ 9.74	$ 9.29	$ 9.93
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.60	$ 0.35	$ 0.12	$ 0.15	$ 0.28
Net realized and unrealized gain (loss) on investments	0.12	(0.08)	(0.08)	0.46	(0.62)
Net increase (decrease) from investment operations	$ 0.72	$ 0.27	$ 0.04	$ 0.61	$ (0.34)
Distributions to shareholders:
Net investment income	$ (0.60)	$ (0.35)	$ (0.14)	$ (0.16)	$ (0.30)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.61)	$ (0.35)	$ (0.14)	$ (0.16)	$ (0.30)
Net increase (decrease) in net asset value	$ 0.11	$ (0.08)	$ (0.10)	$ 0.45	$ (0.64)
Net asset value, end of period	$ 9.67	$ 9.56	$ 9.64	$ 9.74	$ 9.29
Total return (b)	7.70%	2.86%	0.39%	6.64%	(3.60)%
Ratio of net expenses to average net assets	0.37%	0.38%	0.36%	0.37%	0.36%
Ratio of net investment income (loss) to average net assets	6.19%	3.71%	1.20%	1.52%	2.79%
Portfolio turnover rate	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$494,518	$465,248	$382,288	$332,949	$264,405
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
90Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class Y
Net asset value, beginning of period	$ 9.54	$ 9.63	$ 9.73	$ 9.27	$ 9.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.59	$ 0.34	$ 0.11	$ 0.14	$ 0.27
Net realized and unrealized gain (loss) on investments	0.13	(0.09)	(0.08)	0.48	(0.63)
Net increase (decrease) from investment operations	$ 0.72	$ 0.25	$ 0.03	$ 0.62	$ (0.36)
Distributions to shareholders:
Net investment income	$ (0.59)	$ (0.34)	$ (0.13)	$ (0.16)	$ (0.29)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.60)	$ (0.34)	$ (0.13)	$ (0.16)	$ (0.29)
Net increase (decrease) in net asset value	$ 0.12	$ (0.09)	$ (0.10)	$ 0.46	$ (0.65)
Net asset value, end of period	$ 9.66	$ 9.54	$ 9.63	$ 9.73	$ 9.27
Total return (b)	7.73%	2.67%	0.30%	6.67%	(3.78)%
Ratio of net expenses to average net assets	0.46%	0.45%	0.44%	0.45%	0.44%
Ratio of net investment income (loss) to average net assets	6.11%	3.53%	1.12%	1.45%	2.69%
Portfolio turnover rate	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$3,232,507	$2,659,258	$2,725,842	$2,335,355	$2,990,790
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2491

Notes to Financial Statements  |  3/31/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) is one of three portfolios comprising Pioneer Series Trust X (the "Trust"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers five classes of shares designated as Class A, Class C, Class C2, Class K and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has
92Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2493

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
94Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2495

statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At March 31, 2024, the Fund reclassified $2,610,561 to decrease distributable earnings and $2,610,561 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At March 31, 2024, the Fund deferred $991,866 of late-year ordinary losses, which will be recognized by the Fund as occurring at the start of the next fiscal year ending March 31, 2025.
At March 31, 2024, the Fund was permitted to carry forward indefinitely $157,372,069 of short-term losses and $117,325,054 of long-term losses.
The tax character of distributions paid during the years ended March 31, 2024 and March 31, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$286,458,979	$157,383,538
Tax return of capital	2,756,518	—
Total	$289,215,497	$157,383,538
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2024:
2024
Distributable earnings/(losses):
Capital loss carryforward	$ (274,697,123)
Other book/tax temporary differences	(4,585,977)
Net unrealized depreciation	(17,345,495)
Qualified late year loss deferral	(991,866)
Total	$(297,620,461)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to event-linked bonds, insurance-linked securities and the tax treatment of premium and amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor did not earn underwriting commissions on the sale of Class A shares during the year ended March 31, 2024.
96Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class C2 shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class C2, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2497

extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law
98Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/2499

and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of
100Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting
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agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at March 31, 2024 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that
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involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
I.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the
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repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at March 31, 2024 are disclosed in the Schedule of Investments.
J.	TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of March 31, 2024, no collateral was pledged by the Fund. Collateral received from counterparties totaled $0 for TBAs.
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K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral is recorded as "Futures collateral" on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of futures contracts long position and futures contracts short position during the year ended March 31, 2024 were $0 and $41,799,896, respectively. There were no open futures contracts outstanding at March 31, 2024.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion, 0.30% of the next $4 billion of the Fund’s average daily net assets, 0.25% of the next $2.5 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net
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assets over $7.5 billion. For the year ended March 31, 2024, the effective management fee was equivalent to 0.31% of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $264,483 in management fees payable to the Adviser at March 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended March 31, 2024, the Fund paid $295,091 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $15,184 and a payable for administrative expenses of $122,652, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended March 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$ 23,435
Class C	3,614
Class C2	55
Class K	363
Class Y	81,313
Total	$108,780
106Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class C2 shares. Pursuant to the Plan, the Fund pays the Distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 0.50% of the average daily net assets attributable to Class C and Class C2 shares. The fee for Class C and Class C2 shares consists of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C and Class C2 shares. Reflected on the Statement of Assets and Liabilities is $54,058 in distribution fees payable to the Distributor at March 31, 2024.
In addition, redemptions of Class C2 shares may be subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C2 shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class C, Class K and Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended March 31, 2024, CDSCs in the amount of $214 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate ("SOFR") plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with
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respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the year ended March 31, 2024, the Fund had no borrowings under the credit facility.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at March 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$ (1,770,247)	$ —	$ —	$ —	$ —
Total Value	$(1,770,247)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$ 2,519,317	$ —	$ —	$ —	$ —
Total Value	$ 2,519,317	$—	$—	$—	$—
108Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of March 31, 2024, the Fund had no unfunded loan commitments outstanding.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Series Trust X and the Shareholders of Pioneer Multi-Asset Ultrashort Income Fund:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”), including the schedule of investments, as of March 31, 2024, the related statements of operations and changes in net assets and the financial highlights and related notes for the year then ended. The statements of changes in net assets for the year ended March 31, 2023 and the financial highlights for the years ended March 31, 2023, 2022, 2021 and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 29, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended March 31, 2023 and March 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 99.97%.
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Trustees, Officers and Service Providers
Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
Trustees and Officers
The Fund’s Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 46 U.S. registered investment portfolios for which Amundi US serves as investment adviser (the “Pioneer Funds”). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.
The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.
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Independent Trustees
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Thomas J. Perna (73) Chairman of the Board and Trustee	Trustee since 2011. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2004 – 2008 and 2013 – present); Chairman (2008 – 2013) and Chief Executive Officer (2008 – 2012), Quadriserv, Inc. (technology products for securities lending industry); and Senior Executive Vice President, The Bank of New York (financial and securities services) (1986 – 2004)	Director, Broadridge Financial
Solutions, Inc. (investor
communications and securities
processing provider for financial
services industry) (2009 – 2023);
Director, Quadriserv, Inc. (2005 –
2013); and Commissioner, New
Jersey State Civil Service
Commission (2011 – 2015)
John E. Baumgardner, Jr. (73)* Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Of Counsel (2019 – present), Partner (1983-2018), Sullivan & Cromwell LLP (law firm).	Chairman, The Lakeville Journal Company, LLC, (privately-held community newspaper group) (2015-present)
Diane Durnin (67) Trustee	Trustee since 2019. Serves until a successor trustee is elected or earlier retirement or removal.	Managing Director - Head of Product Strategy and Development, BNY Mellon Investment Management (investment management firm) (2012-2018); Vice Chairman – The Dreyfus Corporation (2005 – 2018): Executive Vice President Head of Product, BNY Mellon Investment Management (2007-2012); Executive Director- Product Strategy, Mellon Asset Management (2005-2007); Executive Vice President Head of Products, Marketing and Client Service, Dreyfus Corporation (investment management firm) (2000-2005); Senior Vice President Strategic Product and Business Development, Dreyfus Corporation (1994-2000)	None
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Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Benjamin M. Friedman (79) Trustee	Trustee since 2011. Serves until a successor trustee is elected or earlier retirement or removal.	William Joseph Maier Professor of Political Economy, Harvard University (1972 – present)	Trustee, Mellon Institutional Funds Investment Trust and Mellon Institutional Funds Master Portfolio (oversaw 17 portfolios in fund complex) (1989 - 2008)
Craig C. MacKay (61) Trustee	Trustee since 2021. Serves until a successor trustee is elected or earlier retirement or removal.	Partner, England & Company, LLC (advisory firm) (2012 – present); Group Head – Leveraged Finance Distribution, Oppenheimer & Company (investment bank) (2006 – 2012); Group Head – Private Finance & High Yield Capital Markets Origination, SunTrust Robinson Humphrey (investment bank) (2003 – 2006); and Founder and Chief Executive Officer, HNY Associates, LLC (investment bank) (1996 – 2003)	Director, Equitable Holdings, Inc. (financial
services holding company) (2022 – present);
Board Member of Carver Bancorp, Inc. (holding
company) and Carver Federal Savings Bank,
NA (2017 – present); Advisory Council Member,
MasterShares ETF (2016 – 2017); Advisory
Council Member, The Deal (financial market
information publisher) (2015 – 2016); Board
Co-Chairman and Chief Executive Officer, Danis
Transportation Company (privately-owned
commercial carrier) (2000 – 2003); Board
Member and Chief Financial Officer, Customer
Access Resources (privately-owned
teleservices company) (1998 – 2000); Board
Member, Federation of Protestant Welfare
Agencies (human services agency) (1993 –
present); and Board Treasurer, Harlem Dowling
Westside Center (foster care agency)
(1999 – 2018)
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Independent Trustees (continued)
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Lorraine H. Monchak (67) Trustee	Trustee since 2017. (Advisory Trustee from 2014 - 2017). Serves until a successor trustee is elected or earlier retirement or removal.	Chief Investment Officer, 1199 SEIU Funds (healthcare workers union pension funds) (2001 – present); Vice President – International Investments Group, American International Group, Inc. (insurance company) (1993 – 2001); Vice President – Corporate Finance and Treasury Group, Citibank, N.A. (1980 – 1986 and 1990 – 1993); Vice President – Asset/Liability Management Group, Federal Farm Funding Corporation (government-sponsored issuer of debt securities) (1988 – 1990); Mortgage Strategies Group, Shearson Lehman Hutton, Inc. (investment bank) (1987 – 1988); Mortgage Strategies Group, Drexel Burnham Lambert, Ltd. (investment bank) (1986 – 1987)	None
Fred J. Ricciardi (77) Trustee	Trustee since 2014. Serves until a successor trustee is elected or earlier retirement or removal.	Private investor (2020 – present); Consultant (investment company services) (2012 – 2020); Executive Vice President, BNY Mellon (financial and investment company services) (1969 – 2012); Director, BNY International Financing Corp. (financial services) (2002 – 2012); Director, Mellon Overseas Investment Corp. (financial services) (2009 – 2012); Director, Financial Models (technology) (2005-2007); Director, BNY Hamilton Funds, Ireland (offshore investment companies) (2004-2007); Chairman/Director, AIB/BNY Securities Services, Ltd., Ireland (financial services) (1999-2006); Chairman, BNY Alternative Investment Services, Inc. (financial services) (2005-2007)	None
* Mr. Baumgardner is Of Counsel to Sullivan & Cromwell LLP, which acts as counsel to the Independent Trustees of each Pioneer Fund.
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Interested Trustees
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Lisa M. Jones (62)** Trustee, President and Chief Executive Officer	Trustee since 2017. Serves until a successor trustee is elected or earlier retirement or removal	Director, CEO and President of Amundi US, Inc. (investment management firm) (since September 2014); Director, CEO and President of Amundi Asset Management US, Inc. (since September 2014); Director, CEO and President of Amundi Distributor US, Inc. (since September 2014); Director, CEO and President of Amundi Asset Management US, Inc. (since September 2014); Chair, Amundi US, Inc., Amundi Distributor US, Inc. and Amundi Asset Management US, Inc. (September 2014 – 2018);Managing Director, Morgan Stanley Investment Management (investment management firm) (2010 – 2013); Director of Institutional Business, CEO of International, Eaton Vance Management (investment management firm) (2005 – 2010); Director of Amundi Holdings US, Inc. (since 2017)	Director of Clearwater Analytics (provider of web-based investment accounting software for reporting and reconciliation services) (September 2022 – present)
** Ms. Jones is an Interested Trustee because she is an officer or director of the Fund’s investment adviser and certain of its affiliates.
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Advisory Trustee
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Trustee During At Least The Past Five Years
Marguerite A. Piret (75)*** Advisory Trustee	Advisory Trustee since January 2024 (Trustee from 2011 to January 2024).	Chief Financial Officer, American Ag Energy, Inc. (technology for the environment, energy and agriculture) (2019 – present); Chief Operating Officer, North Country Growers LLC (controlled environment agriculture company) (2020 – present); Chief Executive Officer, Green Heat LLC (biofuels company) (2022 – present); President and Chief Executive Officer, Newbury Piret Company (investment banking firm) (1981 – 2019)	Director of New America High Income Fund, Inc. (closed-end investment company) (2004 – present); and Member, Board of Governors, Investment Company Institute (2000 – 2006)
*** Ms. Piret became a non-voting Advisory Trustee effective January 22, 2024.
118Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Fund Officers
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Officer During At Least The Past Five Years
Marco Pirondini (57) Executive Vice President	Since January 2024. Serves at the discretion of the Board	Executive Vice President and Chief Investment Officer of Amundi Asset Management US, Inc. since January 2024; Senior Managing Director and Head of Equities U.S. of Amundi US from 2010 to December 2023	None
Christopher J. Kelley (59) Secretary and Chief Legal Officer	Since 2011. Serves at the discretion of the Board	Senior Vice President and Deputy General Counsel of Amundi US since March 2024; Vice President and Associate General Counsel of Amundi US from January 2008 to March 2024; Secretary and Chief Legal Officer of all of the Pioneer Funds since June 2010; Assistant Secretary of all of the Pioneer Funds from September 2003 to May 2010; Vice President and Senior Counsel of Amundi US from July 2002 to December 2007	None
Thomas Reyes (61) Assistant Secretary	Since 2011. Serves at the discretion of the Board	Associate General Counsel of Amundi US since March 2023; Assistant Secretary of all the Pioneer Funds since June 2010; Assistant General Counsel of Amundi US from May 2013 to March 2023 and Counsel of Amundi US from June 2007 to May 2013	None
Heather L. Melito-Dezan (47) Assistant Secretary	Since 2022. Serves at the discretion of the Board	Director - Trustee and Board Relationships of Amundi US since September 2019; Assistant Secretary of Amundi US, Inc. since July 2020: Assistant Secretary of Amundi Asset Management US, Inc. since July 2020: Assistant Secretary of Amundi Distributor US, Inc. since July 2020; Assistant Secretary of all the Pioneer Funds since September 2022; Private practice from 2017 – 2019.	None
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24119

Fund Officers (continued)
Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Officer During At Least The Past Five Years
Anthony J. Koenig, Jr. (60) Treasurer and Chief Financial and Accounting Officer	Since 2021. Serves at the discretion of the Board	Managing Director, Chief Operations Officer and Fund Treasurer of Amundi US since May 2021; Treasurer of all of the Pioneer Funds since May 2021; Assistant Treasurer of all of the Pioneer Funds from January 2021 to May 2021; and Chief of Staff, US Investment Management of Amundi US from May 2008 to January 2021	None
Luis I. Presutti (58) Assistant Treasurer	Since 2011. Serves at the discretion of the Board	Director – Fund Treasury of Amundi US since 1999; and Assistant Treasurer of all of the Pioneer Funds since 1999	None
Gary Sullivan (65) Assistant Treasurer	Since 2011. Serves at the discretion of the Board	Senior Manager – Fund Treasury of Amundi US since 2012; and Assistant Treasurer of all of the Pioneer Funds since 2002	None
Antonio Furtado (41) Assistant Treasurer	Since 2020. Serves at the discretion of the Board	Fund Oversight Manager – Fund Treasury of Amundi US since 2020; Assistant Treasurer of all of the Pioneer Funds since 2020; and Senior Fund Treasury Analyst from 2012 - 2020	None
Michael Melnick (53) Assistant Treasurer	Since 2021. Serves at the discretion of the Board	Vice President - Deputy Fund Treasurer of Amundi US since May 2021; Assistant Treasurer of all of the Pioneer Funds since July 2021; Director of Regulatory Reporting of Amundi US from 2001 – 2021; and Director of Tax of Amundi US from 2000 - 2001	None
John Malone (53) Chief Compliance Officer	Since 2018. Serves at the discretion of the Board	Managing Director, Chief Compliance Officer of Amundi US Asset Management; Amundi Asset Management US, Inc.; and the Pioneer Funds since September 2018; Chief Compliance Officer of Amundi Distributor US, Inc. since January 2014.	None
120Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24

Name, Age and Position Held With the Fund	Term of Office and Length of Service	Principal Occupation(s) During At Least The Past Five Years	Other Directorships Held by Officer During At Least The Past Five Years
Brandon Austin (52) Anti-Money Laundering Officer	Since 2022. Serves at the discretion of the Board	Director, Financial Security – Amundi Asset Management; Anti-Money Laundering Officer of all the Pioneer Funds since March 2022: Director of Financial Security of Amundi US since July 2021; Vice President, Head of BSA, AML and OFAC, Deputy Compliance Manager, Crédit Agricole Indosuez Wealth Management (investment management firm) (2013 – 2021)	None
Pioneer Multi-Asset Ultrashort Income Fund | Annual Report | 3/31/24121

How to Contact Amundi
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Call us for:

Account Information, including existing accounts,
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1-800-225-4321
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Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 25671-12-0524

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $101,900 payable to Deloitte & Touche LLP for the year ended March 31, 2024 and $97,986 payable to Ernst & Young LLP for the year ended March 31, 2023.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The audit-related services fees for the Trust were $0 payable to Deloitte & Touche LLP for the year ended March 31, 2024 and $0 payable to Ernst & Young LLP for the year ended March 31, 2023.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $29,500 and $28,430 to Ernst & Young LLP for during the fiscal years ended March 31, 2024 and 2023, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2024 or 2023.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)
• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.
• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)
• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.

• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended March 31 2024 and 2023, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $29,500 and $28,430 to Ernst & Young LLP for during the fiscal years ended March 31, 2024 and 2023, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date June 7, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date June 7, 2024

*	Print the name and title of each signing officer under his or her signature.